UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-5511

Variable Insurance Products Fund II

(Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2017

Item 1.

Reports to Stockholders

Fidelity® Variable Insurance Products: Contrafund® Portfolio Semi-Annual Report June 30, 2017

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of June 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	3.6	3.6
Autodesk, Inc.	2.5	2.4
Alphabet, Inc. Class C	2.4	2.8
Amazon.com, Inc.	2.3	2.0
Citigroup, Inc.	2.1	1.1
Bank of America Corp.	1.7	1.5
UnitedHealth Group, Inc.	1.6	1.4
Facebook, Inc. Class A	1.5	1.4
General Electric Co.	1.5	1.7
Amgen, Inc.	1.4	1.1
	20.6

Top Market Sectors as of June 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	20.5	18.8
Financials	14.5	15.0
Health Care	14.2	13.2
Consumer Discretionary	13.7	13.1
Industrials	9.9	9.7
Consumer Staples	9.1	9.2
Energy	5.8	7.4
Utilities	3.2	3.2
Real Estate	3.0	2.7
Materials	2.8	2.8

Asset Allocation (% of fund's net assets)

As of June 30, 2017*
Stocks and Equity Futures	99.1%
Short-Term Investments and Net Other Assets (Liabilities)	0.9%

 * Foreign investments - 9.0%

As of December 31, 2016*
Stocks and Equity Futures	98.1%
Short-Term Investments and Net Other Assets (Liabilities)	1.9%

 * Foreign investments - 8.3%

Investments June 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value
CONSUMER DISCRETIONARY - 13.7%
Automobiles - 1.1%
Tesla, Inc. (a)	582,050	$210,475,101
Diversified Consumer Services - 0.4%
ServiceMaster Global Holdings, Inc. (a)	2,038,561	79,891,206
Hotels, Restaurants & Leisure - 1.5%
Hilton Grand Vacations, Inc. (a)	377,550	13,614,453
Las Vegas Sands Corp.	484,300	30,941,927
Marriott International, Inc. Class A	587,001	58,882,070
Park Hotels & Resorts, Inc.	850,079	22,918,130
Starbucks Corp.	904,700	52,753,057
U.S. Foods Holding Corp. (a)	330,200	8,988,044
Wyndham Worldwide Corp.	895,347	89,901,792
		277,999,473
Internet & Direct Marketing Retail - 2.7%
Amazon.com, Inc. (a)	452,400	437,923,200
Netflix, Inc. (a)	508,544	75,981,559
		513,904,759
Leisure Products - 0.3%
Hasbro, Inc.	295,674	32,970,608
Mattel, Inc.	1,415,128	30,467,706
		63,438,314
Media - 3.2%
Charter Communications, Inc. Class A (a)	502,093	169,130,027
Comcast Corp. Class A	2,788,600	108,532,312
DISH Network Corp. Class A (a)	114,000	7,154,640
Interpublic Group of Companies, Inc.	1,886,600	46,410,360
Manchester United PLC (b)	1,131,360	18,384,600
MDC Partners, Inc. Class A (c)	3,114,973	30,838,233
The Walt Disney Co.	2,211,800	235,003,750
Weinstein Co. Holdings LLC Class A-1 (a)(d)(e)	11,499	482,038
		615,935,960
Multiline Retail - 0.5%
Dollar Tree, Inc. (a)	1,264,000	88,378,880
Specialty Retail - 3.1%
Home Depot, Inc.	1,536,294	235,667,500
L Brands, Inc.	1,778,371	95,836,413
Lowe's Companies, Inc.	972,300	75,382,419
O'Reilly Automotive, Inc. (a)	230,282	50,371,885
Ross Stores, Inc.	917,417	52,962,483
TJX Companies, Inc.	1,193,621	86,143,628
		596,364,328
Textiles, Apparel & Luxury Goods - 0.9%
NIKE, Inc. Class B	2,912,852	171,858,268

TOTAL CONSUMER DISCRETIONARY		2,618,246,289

CONSUMER STAPLES - 9.1%
Beverages - 2.1%
Anheuser-Busch InBev SA NV	390,500	43,130,153
Coca-Cola European Partners PLC (a)	51,470	2,093,285
Constellation Brands, Inc. Class A (sub. vtg.)	385,500	74,682,915
Molson Coors Brewing Co. Class B	113,400	9,790,956
Monster Beverage Corp. (a)	1,227,788	60,996,508
The Coca-Cola Co.	4,859,506	217,948,844
		408,642,661
Food & Staples Retailing - 1.7%
CVS Health Corp.	2,050,764	165,004,471
Kroger Co.	4,130,964	96,334,080
Rite Aid Corp. (a)	5,465,527	16,123,305
Walgreens Boots Alliance, Inc.	492,400	38,559,844
		316,021,700
Food Products - 0.6%
Blue Buffalo Pet Products, Inc. (a)	397,600	9,069,256
Bunge Ltd.	478,082	35,664,917
Mondelez International, Inc.	395,300	17,073,007
Post Holdings, Inc. (a)	30,100	2,337,265
The Hain Celestial Group, Inc. (a)	579,900	22,511,718
TreeHouse Foods, Inc. (a)	426,598	34,848,791
		121,504,954
Household Products - 0.7%
Colgate-Palmolive Co.	1,698,487	125,908,841
Kimberly-Clark Corp.	39,982	5,162,076
		131,070,917
Personal Products - 0.9%
Avon Products, Inc. (a)	5,963,000	22,659,400
Coty, Inc. Class A	2,316,836	43,463,843
Estee Lauder Companies, Inc. Class A	950,574	91,236,093
Unilever NV (Certificaten Van Aandelen) (Bearer)	188,400	10,400,019
		167,759,355
Tobacco - 3.1%
Altria Group, Inc.	754,456	56,184,338
British American Tobacco PLC sponsored ADR (b)	2,487,049	170,462,338
Philip Morris International, Inc.	2,083,678	244,727,981
Reynolds American, Inc.	1,899,188	123,523,188
		594,897,845

TOTAL CONSUMER STAPLES		1,739,897,432

ENERGY - 5.8%
Energy Equipment & Services - 1.0%
Baker Hughes, Inc.	745,500	40,637,205
Dril-Quip, Inc. (a)	195,992	9,564,410
Hess Midstream Partners LP	419,400	8,543,178
NCS Multistage Holdings, Inc.	640,005	16,115,326
Oceaneering International, Inc.	479,162	10,944,060
Schlumberger Ltd.	1,636,300	107,733,992
		193,538,171
Oil, Gas & Consumable Fuels - 4.8%
Anadarko Petroleum Corp.	1,586,621	71,937,396
Black Stone Minerals LP	778,700	12,272,312
Cabot Oil & Gas Corp.	1,319,335	33,088,922
Callon Petroleum Co. (a)	1,770,300	18,782,883
Centennial Resource Development, Inc.:
Class A	450,500	7,126,910
Class A (e)	400,000	6,328,000
Chevron Corp.	774,500	80,803,585
Cimarex Energy Co.	336,300	31,615,563
ConocoPhillips Co.	2,325,400	102,224,584
Devon Energy Corp.	1,598,400	51,100,848
EOG Resources, Inc.	631,200	57,136,224
Extraction Oil & Gas, Inc.	764,149	10,277,804
Extraction Oil & Gas, Inc. (e)	591,781	7,959,454
Exxon Mobil Corp.	1,573,802	127,053,035
Newfield Exploration Co. (a)	1,213,700	34,541,902
Parsley Energy, Inc. Class A (a)	1,231,757	34,181,257
PDC Energy, Inc. (a)	457,850	19,737,914
Phillips 66 Co.	741,239	61,293,053
Pioneer Natural Resources Co.	340,400	54,321,032
PrairieSky Royalty Ltd. (b)	1,034,012	23,545,940
Suncor Energy, Inc.	2,250,395	65,752,210
		911,080,828

TOTAL ENERGY		1,104,618,999

FINANCIALS - 14.5%
Banks - 6.7%
Allied Irish Banks PLC	2,132,776	12,057,953
Bank of America Corp.	13,292,214	322,469,112
Citigroup, Inc.	5,878,850	393,177,488
Huntington Bancshares, Inc.	13,298,509	179,795,842
JPMorgan Chase & Co.	1,669,506	152,592,848
PNC Financial Services Group, Inc.	1,265,800	158,060,446
SunTrust Banks, Inc.	772,300	43,804,856
Synovus Financial Corp.	396,323	17,533,330
		1,279,491,875
Capital Markets - 3.0%
Affiliated Managers Group, Inc.	60,300	10,001,358
BlackRock, Inc. Class A	270,613	114,309,637
CBOE Holdings, Inc.	364,391	33,305,337
E*TRADE Financial Corp. (a)	2,252,278	85,654,132
Goldman Sachs Group, Inc.	405,000	89,869,500
IntercontinentalExchange, Inc.	822,600	54,225,792
Legg Mason, Inc.	231,900	8,849,304
Northern Trust Corp.	925,600	89,977,576
State Street Corp.	1,042,700	93,561,471
		579,754,107
Consumer Finance - 2.2%
Capital One Financial Corp.	3,221,448	266,156,034
OneMain Holdings, Inc. (a)	1,499,198	36,865,279
SLM Corp. (a)	5,058,976	58,178,224
Synchrony Financial	2,036,500	60,728,430
		421,927,967
Diversified Financial Services - 0.5%
Berkshire Hathaway, Inc.:
Class A (a)	47	11,970,900
Class B (a)	362,500	61,396,625
KBC Ancora	450,178	22,019,365
Kimbell Royalty Partners LP	413,282	6,955,536
On Deck Capital, Inc. (a)	595,900	2,776,894
		105,119,320
Insurance - 2.1%
American International Group, Inc.	87,600	5,476,752
Chubb Ltd.	729,448	106,047,150
Hartford Financial Services Group, Inc.	234,000	12,301,380
Marsh & McLennan Companies, Inc.	1,201,470	93,666,601
MetLife, Inc.	342,249	18,803,160
The Travelers Companies, Inc.	1,024,700	129,655,291
Unum Group	601,900	28,066,597
		394,016,931

TOTAL FINANCIALS		2,780,310,200

HEALTH CARE - 14.2%
Biotechnology - 4.0%
Alexion Pharmaceuticals, Inc. (a)	437,832	53,271,019
Amgen, Inc.	1,561,420	268,923,367
Biogen, Inc. (a)	439,531	119,271,132
BioMarin Pharmaceutical, Inc. (a)	238,100	21,624,242
Celgene Corp. (a)	342,800	44,519,436
Gilead Sciences, Inc.	627,800	44,435,684
Regeneron Pharmaceuticals, Inc. (a)	150,600	73,965,684
Shire PLC sponsored ADR	337,800	55,828,206
Vertex Pharmaceuticals, Inc. (a)	584,730	75,354,155
		757,192,925
Health Care Equipment & Supplies - 3.3%
Abbott Laboratories	2,439,130	118,566,109
Boston Scientific Corp. (a)	5,402,449	149,755,886
Intuitive Surgical, Inc. (a)	126,100	117,950,157
Medtronic PLC	2,231,890	198,080,238
ResMed, Inc.	265,300	20,658,911
Wright Medical Group NV (a)	1,153,900	31,720,711
		636,732,012
Health Care Providers & Services - 3.0%
Aetna, Inc.	176,200	26,752,446
Cardinal Health, Inc.	333,800	26,009,696
Henry Schein, Inc. (a)	389,241	71,238,888
Humana, Inc.	375,900	90,449,058
UnitedHealth Group, Inc.	1,638,700	303,847,754
Universal Health Services, Inc. Class B	488,200	59,599,456
		577,897,298
Health Care Technology - 0.3%
Cerner Corp. (a)	767,600	51,022,372
Life Sciences Tools & Services - 1.0%
Agilent Technologies, Inc.	1,346,900	79,884,639
Bio-Rad Laboratories, Inc. Class A (a)	131,600	29,782,396
Thermo Fisher Scientific, Inc.	489,113	85,335,545
		195,002,580
Pharmaceuticals - 2.6%
Allergan PLC	803,452	195,311,147
Bristol-Myers Squibb Co.	2,079,905	115,892,307
GlaxoSmithKline PLC sponsored ADR	1,727,600	74,494,112
Jazz Pharmaceuticals PLC (a)	311,500	48,438,250
Merck & Co., Inc.	916,900	58,764,121
		492,899,937

TOTAL HEALTH CARE		2,710,747,124

INDUSTRIALS - 9.9%
Aerospace & Defense - 1.5%
Axon Enterprise, Inc. (a)	653,159	16,420,417
Lockheed Martin Corp.	22,100	6,135,181
Northrop Grumman Corp.	368,405	94,573,248
Raytheon Co.	553,100	89,314,588
United Technologies Corp.	688,128	84,027,310
		290,470,744
Air Freight & Logistics - 0.3%
United Parcel Service, Inc. Class B	517,335	57,212,078
Airlines - 1.1%
American Airlines Group, Inc.	2,941,168	147,999,574
Southwest Airlines Co.	1,060,300	65,887,042
		213,886,616
Building Products - 0.5%
Allegion PLC	1,191,700	96,670,704
Commercial Services & Supplies - 0.1%
Waste Management, Inc.	233,600	17,134,560
Construction & Engineering - 0.4%
Fluor Corp.	1,788,705	81,886,915
Electrical Equipment - 1.9%
AMETEK, Inc.	2,116,304	128,184,533
Fortive Corp.	1,786,760	113,191,246
Sensata Technologies Holding BV (a)	1,379,161	58,917,758
Sunrun, Inc. (a)(b)(c)	6,118,822	43,566,013
Vivint Solar, Inc. (a)(b)	4,288,027	25,084,958
		368,944,508
Industrial Conglomerates - 1.8%
3M Co.	9,100	1,894,529
General Electric Co.	10,137,541	273,814,982
Honeywell International, Inc.	447,400	59,633,946
		335,343,457
Machinery - 0.3%
Caterpillar, Inc.	343,576	36,920,677
Deere & Co.	66,700	8,243,453
WABCO Holdings, Inc. (a)	70,100	8,938,451
		54,102,581
Road & Rail - 1.4%
CSX Corp.	2,210,897	120,626,540
eHi Car Service Co. Ltd. sponsored ADR (a)	40	399
Norfolk Southern Corp.	410,900	50,006,530
Union Pacific Corp.	914,900	99,641,759
		270,275,228
Trading Companies & Distributors - 0.6%
HD Supply Holdings, Inc. (a)	3,525,500	107,986,065

TOTAL INDUSTRIALS		1,893,913,456

INFORMATION TECHNOLOGY - 20.5%
Electronic Equipment & Components - 0.9%
Jabil, Inc.	6,068,952	177,152,709
Internet Software & Services - 5.6%
58.com, Inc. ADR (a)	1,415,895	62,455,128
Alibaba Group Holding Ltd. sponsored ADR (a)	140,600	19,810,540
Alphabet, Inc.:
Class A (a)	200	185,936
Class C (a)	499,236	453,670,730
Altaba, Inc. (a)	660,200	35,967,696
Box, Inc. Class A (a)	195,000	3,556,800
Delivery Hero AG	600	19,051
Facebook, Inc. Class A (a)	1,877,176	283,416,032
Just Dial Ltd. (a)	888,378	5,110,029
MINDBODY, Inc. (a)	974,300	26,500,960
NetEase, Inc. ADR	71,700	21,555,171
New Relic, Inc. (a)	1,796,103	77,250,390
Shopify, Inc. Class A (a)	144,700	12,564,173
SPS Commerce, Inc. (a)	213,600	13,619,136
Twilio, Inc. Class A	300,700	8,753,377
Yext, Inc. (b)	3,385,511	45,128,862
		1,069,564,011
IT Services - 0.9%
Cognizant Technology Solutions Corp. Class A	1,317,480	87,480,672
FleetCor Technologies, Inc. (a)	205,200	29,591,892
PayPal Holdings, Inc. (a)	803,300	43,113,111
		160,185,675
Semiconductors & Semiconductor Equipment - 3.5%
Analog Devices, Inc.	557,100	43,342,380
Broadcom Ltd.	141,100	32,883,355
Cavium, Inc. (a)	161,959	10,062,513
GlobalWafers Co. Ltd.	910,000	6,362,903
Integrated Device Technology, Inc. (a)	641,120	16,534,485
Marvell Technology Group Ltd.	1,068,508	17,651,752
Mellanox Technologies Ltd. (a)	137,900	5,971,070
Micron Technology, Inc. (a)	1,676,900	50,072,234
NVIDIA Corp.	213,102	30,806,025
ON Semiconductor Corp. (a)	3,827,036	53,731,585
Qorvo, Inc. (a)	2,552,461	161,621,831
Qualcomm, Inc.	2,678,929	147,930,459
Semtech Corp. (a)	739,300	26,429,975
Silergy Corp.	133,000	2,564,509
Siltronic AG (a)	617,900	52,344,327
Skyworks Solutions, Inc.	160,700	15,419,165
		673,728,568
Software - 5.4%
Activision Blizzard, Inc.	1,064,532	61,285,107
Adobe Systems, Inc. (a)	227,629	32,195,846
Autodesk, Inc. (a)	4,806,145	484,555,539
Citrix Systems, Inc. (a)	86,502	6,883,829
HubSpot, Inc. (a)	384,425	25,275,944
Microsoft Corp.	2,886,513	198,967,341
Parametric Technology Corp. (a)	1,198,600	66,066,832
Salesforce.com, Inc. (a)	1,187,257	102,816,456
Zendesk, Inc. (a)	1,756,761	48,802,821
		1,026,849,715
Technology Hardware, Storage & Peripherals - 4.2%
Apple, Inc.	4,786,692	689,379,381
HP, Inc.	5,141,100	89,866,428
Western Digital Corp.	299,100	26,500,260
		805,746,069

TOTAL INFORMATION TECHNOLOGY		3,913,226,747

MATERIALS - 2.8%
Chemicals - 1.9%
E.I. du Pont de Nemours & Co.	1,910,900	154,228,739
LyondellBasell Industries NV Class A	686,400	57,925,296
Monsanto Co.	247,161	29,253,976
Platform Specialty Products Corp. (a)	1,593,700	20,208,116
Sherwin-Williams Co.	151,800	53,275,728
The Scotts Miracle-Gro Co. Class A	104,001	9,303,929
W.R. Grace & Co.	514,622	37,057,930
		361,253,714
Construction Materials - 0.2%
Eagle Materials, Inc.	346,659	32,038,225
Containers & Packaging - 0.5%
Ball Corp.	1,027,574	43,373,899
WestRock Co.	1,048,540	59,410,276
		102,784,175
Metals & Mining - 0.2%
Freeport-McMoRan, Inc. (a)	2,601,300	31,241,613

TOTAL MATERIALS		527,317,727

REAL ESTATE - 3.0%
Equity Real Estate Investment Trusts (REITs) - 2.9%
Altisource Residential Corp. Class B	2,271,582	29,394,271
American Homes 4 Rent Class A	516,300	11,652,891
American Tower Corp.	930,162	123,079,036
Boston Properties, Inc.	300,600	36,979,812
Colony NorthStar, Inc.	2,922,881	41,183,393
CoreSite Realty Corp.	128,600	13,313,958
Corporate Office Properties Trust (SBI)	515,800	18,068,474
Corrections Corp. of America	206,800	5,703,544
DDR Corp.	580,800	5,267,856
Equinix, Inc.	106,000	45,490,960
Extra Space Storage, Inc.	357,183	27,860,274
Gaming & Leisure Properties	155,600	5,861,452
Healthcare Trust of America, Inc.	517,300	16,093,203
Omega Healthcare Investors, Inc. (b)	113,800	3,757,676
Outfront Media, Inc.	1,006,573	23,271,968
Prologis, Inc.	866,800	50,829,152
SBA Communications Corp. Class A (a)	138,700	18,710,630
Store Capital Corp.	1,989,700	44,668,765
Sun Communities, Inc.	177,069	15,527,181
VEREIT, Inc.	1,968,900	16,026,846
		552,741,342
Real Estate Management & Development - 0.1%
CBRE Group, Inc. (a)	379,189	13,802,480

TOTAL REAL ESTATE		566,543,822

TELECOMMUNICATION SERVICES - 2.1%
Diversified Telecommunication Services - 2.0%
AT&T, Inc.	5,150,568	194,330,931
Level 3 Communications, Inc. (a)	642,086	38,075,700
Verizon Communications, Inc.	2,914,808	130,175,325
Zayo Group Holdings, Inc. (a)	614,400	18,984,960
		381,566,916
Wireless Telecommunication Services - 0.1%
T-Mobile U.S., Inc. (a)	203,224	12,319,439

TOTAL TELECOMMUNICATION SERVICES		393,886,355

UTILITIES - 3.2%
Electric Utilities - 2.0%
Edison International	222,726	17,414,946
Exelon Corp.	2,202,892	79,458,314
FirstEnergy Corp.	754,490	22,000,928
Great Plains Energy, Inc.	425,500	12,458,640
NextEra Energy, Inc.	1,051,050	147,283,637
PG&E Corp.	1,268,034	84,159,417
PPL Corp.	462,272	17,871,436
		380,647,318
Independent Power and Renewable Electricity Producers - 0.2%
NRG Energy, Inc.	954,100	16,429,602
NRG Yield, Inc. Class C	899,627	15,833,435
		32,263,037
Multi-Utilities - 1.0%
CenterPoint Energy, Inc.	260,900	7,143,442
Dominion Resources, Inc.	1,013,035	77,628,872
Sempra Energy	915,450	103,216,988
		187,989,302
Water Utilities - 0.0%
AquaVenture Holdings Ltd. (b)	53,406	813,373

TOTAL UTILITIES		601,713,030

TOTAL COMMON STOCKS
(Cost $14,380,670,598)		18,850,421,181

Convertible Preferred Stocks - 0.0%
INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
MongoDB, Inc. Series F, 8.00% (a)(e)
(Cost $5,014,998)	299,866	5,014,997
	Principal Amount	Value

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 0.96% 8/31/17 (f)
(Cost $2,815,434)	2,820,000	2,815,736
	Shares	Value

Money Market Funds - 2.2%
Fidelity Cash Central Fund, 1.10% (g)	211,533,453	$211,575,760
Fidelity Securities Lending Cash Central Fund 1.09% (g)(h)	198,822,823	198,842,705
TOTAL MONEY MARKET FUNDS
(Cost $410,376,171)		410,418,465
TOTAL INVESTMENT PORTFOLIO - 101.0%
(Cost $14,798,877,201)		19,268,670,379
NET OTHER ASSETS (LIABILITIES) - (1.0)%		(188,001,103)
NET ASSETS - 100%		$19,080,669,276

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
443 CME E-mini S&P 500 Index Contracts (United States)	Sept. 2017	53,622,935	$(205,021)

The face value of futures purchased as a percentage of Net Assets is 0.3%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated company

 (d) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $19,784,489 or 0.1% of net assets.

 (f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,061,878.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Centennial Resource Development, Inc. Class A	12/28/16	$5,816,000
Extraction Oil & Gas, Inc.	12/12/16	$10,800,003
MongoDB, Inc. Series F, 8.00%	10/2/13	$5,014,998
Weinstein Co. Holdings LLC Class A-1	10/19/05	$11,499,000

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,501,856
Fidelity Securities Lending Cash Central Fund	2,167,424
Total	$3,669,280

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
MDC Partners, Inc. Class A	$21,263,743	$--	$1,115,044	$--	$30,838,233
Sunrun, Inc.	32,490,945	--	--	--	43,566,013
Total	$53,754,688	$--	$1,115,044	$--	$74,404,246

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$2,618,246,289	$2,617,764,251	$--	$482,038
Consumer Staples	1,739,897,432	1,686,367,260	53,530,172	--
Energy	1,104,618,999	1,104,618,999	--	--
Financials	2,780,310,200	2,780,310,200	--	--
Health Care	2,710,747,124	2,710,747,124	--	--
Industrials	1,893,913,456	1,893,913,456	--	--
Information Technology	3,918,241,744	3,913,226,747	--	5,014,997
Materials	527,317,727	527,317,727	--	--
Real Estate	566,543,822	566,543,822	--	--
Telecommunication Services	393,886,355	393,886,355	--	--
Utilities	601,713,030	601,713,030	--	--
U.S. Government and Government Agency Obligations	2,815,736	--	2,815,736	--
Money Market Funds	410,418,465	410,418,465	--	--
Total Investments in Securities:	$19,268,670,379	$19,206,827,436	$56,345,908	$5,497,035
Derivative Instruments:
Liabilities
Futures Contracts	$(205,021)	$(205,021)	$--	$--
Total Liabilities	$(205,021)	$(205,021)	$--	$--
Total Derivative Instruments:	$(205,021)	$(205,021)	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of June 30, 2017. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$0	$(205,021)
Total Equity Risk	0	(205,021)
Total Value of Derivatives	$0	$(205,021)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin for derivative instruments, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		June 30, 2017 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $194,405,753) — See accompanying schedule: Unaffiliated issuers (cost $14,290,022,095)	$18,783,847,668
Fidelity Central Funds (cost $410,376,171)	410,418,465
Other affiliated issuers (cost $98,478,935)	74,404,246
Total Investments (cost $14,798,877,201)		$19,268,670,379
Receivable for investments sold		136,765,463
Receivable for fund shares sold		3,405,069
Dividends receivable		21,987,960
Distributions receivable from Fidelity Central Funds		907,974
Receivable for daily variation margin for derivative instruments		19,935
Other receivables		1,494,891
Total assets		19,433,251,671
Liabilities
Payable to custodian bank	$2,391,805
Payable for investments purchased	125,541,723
Payable for fund shares redeemed	12,752,191
Accrued management fee	8,730,498
Distribution and service plan fees payable	1,966,367
Other affiliated payables	1,297,115
Other payables and accrued expenses	1,049,521
Collateral on securities loaned	198,853,175
Total liabilities		352,582,395
Net Assets		$19,080,669,276
Net Assets consist of:
Paid in capital		$13,636,891,859
Undistributed net investment income		78,807,363
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		895,407,128
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		4,469,562,926
Net Assets		$19,080,669,276
Initial Class:
Net Asset Value, offering price and redemption price per share ($7,339,098,518 ÷ 206,269,441 shares)		$35.58
Service Class:
Net Asset Value, offering price and redemption price per share ($1,499,167,502 ÷ 42,337,106 shares)		$35.41
Service Class 2:
Net Asset Value, offering price and redemption price per share ($8,777,176,357 ÷ 252,673,458 shares)		$34.74
Investor Class:
Net Asset Value, offering price and redemption price per share ($1,465,226,899 ÷ 41,412,720 shares)		$35.38

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2017 (Unaudited)
Investment Income
Dividends		$145,809,282
Interest		18,067
Income from Fidelity Central Funds		3,669,280
Total income		149,496,629
Expenses
Management fee	$51,106,616
Transfer agent fees	6,756,604
Distribution and service plan fees	11,472,158
Accounting and security lending fees	837,589
Custodian fees and expenses	162,634
Independent trustees' fees and expenses	36,724
Appreciation in deferred trustee compensation account	50
Audit	42,398
Legal	14,981
Miscellaneous	88,356
Total expenses before reductions	70,518,110
Expense reductions	(654,639)	69,863,471
Net investment income (loss)		79,633,158
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	938,707,514
Fidelity Central Funds	(3,758)
Other affiliated issuers	(1,844,781)
Foreign currency transactions	64,113
Futures contracts	5,670,253
Total net realized gain (loss)		942,593,341
Change in net unrealized appreciation (depreciation) on: Investment securities	989,520,002
Assets and liabilities in foreign currencies	97,420
Futures contracts	536,652
Total change in net unrealized appreciation (depreciation)		990,154,074
Net gain (loss)		1,932,747,415
Net increase (decrease) in net assets resulting from operations		$2,012,380,573

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2017 (Unaudited)	Year ended December 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$79,633,158	$161,252,799
Net realized gain (loss)	942,593,341	751,550,819
Change in net unrealized appreciation (depreciation)	990,154,074	414,451,844
Net increase (decrease) in net assets resulting from operations	2,012,380,573	1,327,255,462
Distributions to shareholders from net investment income	(35,024,534)	(123,732,924)
Distributions to shareholders from net realized gain	(684,004,578)	(1,451,984,960)
Total distributions	(719,029,112)	(1,575,717,884)
Share transactions - net increase (decrease)	(69,818,995)	(517,277,577)
Total increase (decrease) in net assets	1,223,532,466	(765,739,999)
Net Assets
Beginning of period	17,857,136,810	18,622,876,809
End of period	$19,080,669,276	$17,857,136,810
Other Information
Undistributed net investment income end of period	$78,807,363	$34,198,739

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — VIP Contrafund Portfolio Initial Class

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$33.18	$33.91	$37.36	$34.35	$26.44	$23.02
Income from Investment Operations
Net investment income (loss)A	.17	.33	.35	.36	.32	.32
Net realized and unrealized gain (loss)	3.58	1.85	(.14)	3.76	7.94	3.46
Total from investment operations	3.75	2.18	.21	4.12	8.26	3.78
Distributions from net investment income	(.07)	(.26)	(.37)	(.36)	(.34)	(.34)B
Distributions from net realized gain	(1.28)	(2.65)	(3.30)	(.75)	(.01)	(.01)B
Total distributions	(1.35)	(2.91)	(3.66)C	(1.11)	(.35)	(.36)D
Redemption fees added to paid in capitalA	–	–	–	–E	–E	–E
Net asset value, end of period	$35.58	$33.18	$33.91	$37.36	$34.35	$26.44
Total ReturnF,G,H	11.54%	8.04%	.64%	11.94%	31.29%	16.42%
Ratios to Average Net AssetsI,J
Expenses before reductions	.62%K	.63%	.63%	.63%	.64%	.64%
Expenses net of fee waivers, if any	.62%K	.63%	.63%	.63%	.63%	.64%
Expenses net of all reductions	.62%K	.62%	.62%	.63%	.62%	.63%
Net investment income (loss)	.98%K	1.04%	1.01%	1.01%	1.05%	1.27%
Supplemental Data
Net assets, end of period (000 omitted)	$7,339,099	$6,962,430	$7,436,130	$8,005,930	$7,654,305	$6,440,357
Portfolio turnover rateL	61%K	62%	80%	74%	86%	87%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Total distributions of $3.66 per share is comprised of distributions from net investment income of $.369 and distributions from net realized gain of $3.295 per share.

 D Total distributions of $.36 per share is comprised of distributions from net investment income of $.342 and distributions from net realized gain of $.013 per share.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — VIP Contrafund Portfolio Service Class

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$33.04	$33.79	$37.23	$34.24	$26.36	$22.95
Income from Investment Operations
Net investment income (loss)A	.15	.29	.32	.33	.29	.30
Net realized and unrealized gain (loss)	3.56	1.84	(.13)	3.73	7.91	3.44
Total from investment operations	3.71	2.13	.19	4.06	8.20	3.74
Distributions from net investment income	(.07)	(.23)	(.33)	(.32)	(.31)	(.32)B
Distributions from net realized gain	(1.28)	(2.65)	(3.30)	(.75)	(.01)	(.01)B
Total distributions	(1.34)C	(2.88)	(3.63)	(1.07)	(.32)	(.33)
Redemption fees added to paid in capitalA	–	–	–	–D	–D	–D
Net asset value, end of period	$35.41	$33.04	$33.79	$37.23	$34.24	$26.36
Total ReturnE,F,G	11.48%	7.91%	.56%	11.82%	31.14%	16.31%
Ratios to Average Net AssetsH,I
Expenses before reductions	.72%J	.73%	.73%	.73%	.74%	.74%
Expenses net of fee waivers, if any	.72%J	.73%	.73%	.73%	.73%	.74%
Expenses net of all reductions	.72%J	.72%	.72%	.73%	.72%	.73%
Net investment income (loss)	.88%J	.94%	.91%	.91%	.95%	1.16%
Supplemental Data
Net assets, end of period (000 omitted)	$1,499,168	$1,428,793	$1,546,864	$1,714,615	$1,688,448	$1,374,781
Portfolio turnover rateK	61%J	62%	80%	74%	86%	87%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Total distributions of $1.34 per share is comprised of distributions from net investment income of $.067 and distributions from net realized gain of $1.275 per share.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — VIP Contrafund Portfolio Service Class 2

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$32.45	$33.25	$36.70	$33.77	$26.00	$22.64
Income from Investment Operations
Net investment income (loss)A	.12	.24	.26	.27	.24	.26
Net realized and unrealized gain (loss)	3.50	1.80	(.14)	3.68	7.80	3.39
Total from investment operations	3.62	2.04	.12	3.95	8.04	3.65
Distributions from net investment income	(.06)	(.20)	(.28)	(.27)	(.26)	(.28)B
Distributions from net realized gain	(1.28)	(2.65)	(3.30)	(.75)	(.01)	(.01)B
Total distributions	(1.33)C	(2.84)D	(3.57)E	(1.02)	(.27)	(.29)
Redemption fees added to paid in capitalA	–	–	–	–F	–F	–F
Net asset value, end of period	$34.74	$32.45	$33.25	$36.70	$33.77	$26.00
Total ReturnG,H,I	11.41%	7.76%	.39%	11.65%	30.95%	16.14%
Ratios to Average Net AssetsJ,K
Expenses before reductions	.87%L	.88%	.88%	.88%	.89%	.89%
Expenses net of fee waivers, if any	.87%L	.88%	.88%	.88%	.88%	.89%
Expenses net of all reductions	.87%L	.87%	.87%	.88%	.87%	.88%
Net investment income (loss)	.73%L	.79%	.76%	.76%	.80%	1.02%
Supplemental Data
Net assets, end of period (000 omitted)	$8,777,176	$8,138,206	$8,363,076	$8,764,266	$8,472,780	$7,740,640
Portfolio turnover rateM	61%L	62%	80%	74%	86%	87%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Total distributions of $1.33 per share is comprised of distributions from net investment income of $.059 and distributions from net realized gain of $1.275 per share.

 D Total distributions of $2.84 per share is comprised of distributions from net investment income of $.196 and distributions from net realized gain of $2.648 per share.

 E Total distributions of $3.57 per share is comprised of distributions from net investment income of $.279 and distributions from net realized gain of $3.295 per share.

 F Amount represents less than $.005 per share.

 G Total returns for periods of less than one year are not annualized.

 H Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 I Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 J Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 L Annualized

 M Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — VIP Contrafund Portfolio Investor Class

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$33.01	$33.76	$37.21	$34.22	$26.35	$22.94
Income from Investment Operations
Net investment income (loss)A	.15	.30	.32	.33	.29	.30
Net realized and unrealized gain (loss)	3.56	1.84	(.13)	3.74	7.91	3.45
Total from investment operations	3.71	2.14	.19	4.07	8.20	3.75
Distributions from net investment income	(.07)	(.24)	(.34)	(.33)	(.32)	(.32)B
Distributions from net realized gain	(1.28)	(2.65)	(3.30)	(.75)	(.01)	(.01)B
Total distributions	(1.34)C	(2.89)	(3.64)	(1.08)	(.33)	(.34)D
Redemption fees added to paid in capitalA	–	–	–	–E	–E	–E
Net asset value, end of period	$35.38	$33.01	$33.76	$37.21	$34.22	$26.35
Total ReturnF,G,H	11.49%	7.95%	.56%	11.85%	31.15%	16.34%
Ratios to Average Net AssetsI,J
Expenses before reductions	.70%K	.71%	.71%	.71%	.72%	.73%
Expenses net of fee waivers, if any	.70%K	.71%	.71%	.71%	.71%	.73%
Expenses net of all reductions	.70%K	.70%	.70%	.71%	.71%	.71%
Net investment income (loss)	.90%K	.95%	.93%	.93%	.97%	1.18%
Supplemental Data
Net assets, end of period (000 omitted)	$1,465,227	$1,327,708	$1,276,807	$1,210,592	$1,031,358	$698,845
Portfolio turnover rateL	61%K	62%	80%	74%	86%	87%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Total distributions of $1.34 per share is comprised of distributions from net investment income of $.068 and distributions from net realized gain of $1.275 per share.

 D Total distributions of $.34 per share is comprised of distributions from net investment income of $.322 and distributions from net realized gain of $.013 per share.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2017

1. Organization.

VIP Contrafund Portfolio (the Fund) is a fund of Variable Insurance Products Fund II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2017, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, short-term gain distributions from the underlying funds, passive foreign investment companies (PFIC), market discount, partnerships, deferred trustees compensation and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$4,885,604,518
Gross unrealized depreciation	(442,709,152)
Net unrealized appreciation (depreciation) on securities	$4,442,895,366
Tax cost	$14,825,775,013

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Consolidated Subsidiary. The Fund invests in certain investments through a wholly-owned subsidiary ("Subsidiary"), which may be subject to federal and state taxes upon disposition.

As of period end, the Fund held an investment of $482,038 in this Subsidiary, representing .00% of the Fund's net assets. The financial statements have been consolidated and include accounts of the Fund and each Subsidiary. Accordingly, all inter-company transactions and balances have been eliminated.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized net realized gain (loss) of $5,670,253 and a change in net unrealized appreciation (depreciation) of $536,652 related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $5,543,001,050 and $6,031,568,623, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .55% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services, were as follows:

Service Class	$742,032
Service Class 2	10,730,126
$11,472,158

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class pays a fee for transfer agent services, typesetting and printing and mailing of shareholder reports, excluding mailing of proxy statements, equal to an annual rate of class-level average net assets. The annual rate for Investor class is .15% and the annual rate for all other classes is .07%. For the period, transfer agent fees for each class were as follows:

Initial Class	$2,391,953
Service Class	489,741
Service Class 2	2,832,753
Investor Class	1,042,157
$6,756,604

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $161,945 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $30,807 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $4,594,930. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $2,167,424, including $30,392 from securities loaned to FCM.

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $572,345 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's custody expenses by $1,255.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $81,039.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2017	Year ended December 31, 2016
From net investment income
Initial Class	$14,803,785	$54,940,478
Service Class	2,836,259	10,073,381
Service Class 2	14,656,980	48,997,544
Investor Class	2,727,510	9,721,521
Total	$35,024,534	$123,732,924
From net realized gain
Initial Class	$262,150,355	$575,054,471
Service Class	53,973,585	119,636,942
Service Class 2	316,739,819	657,251,824
Investor Class	51,140,819	100,041,723
Total	$684,004,578	$1,451,984,960

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2017	Year ended December 31, 2016	Six months ended June 30, 2017	Year ended December 31, 2016
Initial Class
Shares sold	2,408,997	4,917,198	$82,798,475	$154,447,968
Reinvestment of distributions	8,257,428	22,388,704	276,954,140	629,994,949
Shares redeemed	(14,220,141)	(36,744,966)	(490,594,552)	(1,144,427,127)
Net increase (decrease)	(3,553,716)	(9,439,064)	$(130,841,937)	$(359,984,210)
Service Class
Shares sold	776,456	1,377,610	$26,545,046	$43,113,058
Reinvestment of distributions	1,701,403	4,635,999	56,809,844	129,710,323
Shares redeemed	(3,383,374)	(8,552,024)	(116,134,596)	(269,744,462)
Net increase (decrease)	(905,515)	(2,538,415)	$(32,779,706)	$(96,921,081)
Service Class 2
Shares sold	8,974,388	22,094,254	$302,952,345	$675,363,352
Reinvestment of distributions	10,109,725	25,726,957	331,396,799	706,249,368
Shares redeemed	(17,175,253)	(48,541,399)	(580,010,015)	(1,504,027,418)
Net increase (decrease)	1,908,860	(720,188)	$54,339,129	$(122,414,698)
Investor Class
Shares sold	883,503	1,712,207	$30,284,868	$53,815,278
Reinvestment of distributions	1,614,758	3,918,305	53,868,329	109,763,244
Shares redeemed	(1,303,200)	(3,227,939)	(44,689,678)	(101,536,110)
Net increase (decrease)	1,195,061	2,402,573	$39,463,519	$62,042,412

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 13% of the total outstanding shares of the Fund and one otherwise unaffiliated shareholder was the owner of record of 10% of the total outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2017 to June 30, 2017).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2017	Ending Account Value June 30, 2017	Expenses Paid During Period-B January 1, 2017 to June 30, 2017
Initial Class	.62%
Actual		$1,000.00	$1,115.40	$3.25
Hypothetical-C		$1,000.00	$1,021.72	$3.11
Service Class	.72%
Actual		$1,000.00	$1,114.80	$3.78
Hypothetical-C		$1,000.00	$1,021.22	$3.61
Service Class 2.87%
Actual		$1,000.00	$1,114.10	$4.56
Hypothetical-C		$1,000.00	$1,020.48	$4.36
Investor Class	.70%
Actual		$1,000.00	$1,114.90	$3.67
Hypothetical-C		$1,000.00	$1,021.32	$3.51

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

VIPCON-SANN-0817
1.705691.119

Fidelity® Variable Insurance Products: Disciplined Small Cap Portfolio Semi-Annual Report June 30, 2017

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of June 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Wintrust Financial Corp.	0.7	0.7
Umpqua Holdings Corp.	0.7	0.7
Louisiana-Pacific Corp.	0.7	0.0
Cirrus Logic, Inc.	0.7	0.7
Aspen Technology, Inc.	0.7	0.6
Masimo Corp.	0.7	0.6
Fulton Financial Corp.	0.7	0.6
Tenneco, Inc.	0.7	0.7
Essent Group Ltd.	0.7	0.6
LaSalle Hotel Properties (SBI)	0.7	0.2
	7.0

Top Five Market Sectors as of June 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	17.8	17.8
Financials	16.9	18.6
Health Care	15.3	13.8
Consumer Discretionary	13.8	14.2
Industrials	12.5	12.4

Asset Allocation (% of fund's net assets)

As of June 30, 2017*
Stocks and Equity Futures	100.0%

 * Foreign investments - 5.9%

As of December 31, 2016*
Stocks and Equity Futures	99.6%
Short-Term Investments and Net Other Assets (Liabilities)	0.4%

 * Foreign investments - 5.2%

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Investments June 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.2%
	Shares	Value
CONSUMER DISCRETIONARY - 13.8%
Auto Components - 2.5%
American Axle & Manufacturing Holdings, Inc. (a)	113,214	$1,766,138
Cooper Tire & Rubber Co. (b)	37,917	1,368,804
Cooper-Standard Holding, Inc. (a)	16,447	1,659,009
LCI Industries	4,078	417,587
Stoneridge, Inc. (a)	1,986	30,604
Superior Industries International, Inc.	8,811	181,066
Tenneco, Inc.	34,627	2,002,479
Tower International, Inc.	1,089	24,448
		7,450,135
Diversified Consumer Services - 0.7%
Capella Education Co.	11,962	1,023,947
K12, Inc. (a)	54,874	983,342
		2,007,289
Hotels, Restaurants & Leisure - 0.3%
Bojangles', Inc. (a)	913	14,836
Buffalo Wild Wings, Inc. (a)	579	73,359
DineEquity, Inc.	6,353	279,850
Marriott Vacations Worldwide Corp.	508	59,817
Penn National Gaming, Inc. (a)	7,136	152,710
Scientific Games Corp. Class A (a)	2,471	64,493
The Cheesecake Factory, Inc.	3,792	190,738
		835,803
Household Durables - 2.7%
Bassett Furniture Industries, Inc.	3,474	131,838
Ethan Allen Interiors, Inc.	12,042	388,957
Flexsteel Industries, Inc.	21,565	1,166,882
KB Home (b)	74,662	1,789,648
La-Z-Boy, Inc.	56,275	1,828,938
M.D.C. Holdings, Inc.	26,586	939,283
New Home Co. LLC (a)	1,009	11,573
Taylor Morrison Home Corp. (a)	68,202	1,637,530
TRI Pointe Homes, Inc. (a)	19,450	256,546
		8,151,195
Internet & Direct Marketing Retail - 0.1%
HSN, Inc.	9,748	310,961
Shutterfly, Inc. (a)	1,657	78,708
		389,669
Leisure Products - 1.4%
American Outdoor Brands Corp. (a)(b)	72,697	1,610,966
Brunswick Corp.	23,094	1,448,687
Callaway Golf Co.	13,428	171,610
Johnson Outdoors, Inc. Class A	1,418	68,362
MCBC Holdings, Inc. (a)	23,774	464,782
Nautilus, Inc. (a)	14,187	271,681
		4,036,088
Media - 0.2%
A.H. Belo Corp. Class A	4,519	24,855
MSG Network, Inc. Class A (a)	26,635	597,956
Saga Communications, Inc. Class A	335	15,326
The McClatchy Co. Class A (a)	1,899	17,737
		655,874
Multiline Retail - 0.6%
Big Lots, Inc. (b)	38,434	1,856,362
Specialty Retail - 5.0%
Aarons, Inc. Class A	45,905	1,785,705
American Eagle Outfitters, Inc. (b)	107,236	1,292,194
Asbury Automotive Group, Inc. (a)	1,159	65,541
Ascena Retail Group, Inc. (a)	100	215
Barnes & Noble, Inc.	7,744	58,854
Big 5 Sporting Goods Corp. (b)	109,702	1,431,611
Caleres, Inc.	38,896	1,080,531
Chico's FAS, Inc.	153,934	1,450,058
DSW, Inc. Class A	93,356	1,652,401
Francesca's Holdings Corp. (a)	17,884	195,651
Genesco, Inc. (a)	4,577	155,160
Group 1 Automotive, Inc.	2,423	153,424
Hibbett Sports, Inc. (a)(b)	4,278	88,769
Office Depot, Inc.	337,619	1,904,171
Pier 1 Imports, Inc.	102,047	529,624
Select Comfort Corp. (a)(b)	24,699	876,568
Shoe Carnival, Inc.	25,698	536,574
The Cato Corp. Class A (sub. vtg.)	2,027	35,655
The Children's Place Retail Stores, Inc. (b)	13,594	1,387,947
Vitamin Shoppe, Inc. (a)	4,495	52,367
		14,733,020
Textiles, Apparel & Luxury Goods - 0.3%
Fossil Group, Inc. (a)	13,332	137,986
Movado Group, Inc.	26,487	668,797
Unifi, Inc. (a)	3,733	114,976
		921,759

TOTAL CONSUMER DISCRETIONARY		41,037,194

CONSUMER STAPLES - 4.3%
Food & Staples Retailing - 1.1%
Ingles Markets, Inc. Class A	13,064	435,031
SpartanNash Co.	52,890	1,373,024
United Natural Foods, Inc. (a)(b)	36,988	1,357,460
		3,165,515
Food Products - 2.1%
Dean Foods Co. (b)	93,721	1,593,257
Fresh Del Monte Produce, Inc.	33,111	1,685,681
Omega Protein Corp.	70,362	1,259,480
Sanderson Farms, Inc. (b)	13,969	1,615,515
Seaboard Corp.	18	71,910
Seneca Foods Corp. Class A (a)	4,789	148,698
		6,374,541
Household Products - 0.4%
Central Garden & Pet Co. Class A (non-vtg.) (a)	42,111	1,264,172
Personal Products - 0.2%
MediFast, Inc.	3,880	160,904
Natural Health Trends Corp. (b)	710	19,774
USANA Health Sciences, Inc. (a)(b)	4,388	281,271
		461,949
Tobacco - 0.5%
Universal Corp. (b)	25,451	1,646,680

TOTAL CONSUMER STAPLES		12,912,857

ENERGY - 1.6%
Energy Equipment & Services - 1.0%
Archrock, Inc.	56,563	644,818
Fairmount Santrol Holidings, Inc. (a)(b)	25,932	101,135
Matrix Service Co. (a)	31,475	294,291
McDermott International, Inc. (a)	245,164	1,757,826
Natural Gas Services Group, Inc. (a)	2,052	50,992
PHI, Inc. (non-vtg.) (a)	3,802	37,108
		2,886,170
Oil, Gas & Consumable Fuels - 0.6%
Adams Resources & Energy, Inc.	224	9,202
Bonanza Creek Energy, Inc. (a)	440	13,952
California Resources Corp. (a)	12,794	109,389
Denbury Resources, Inc. (a)	21,588	33,030
Evolution Petroleum Corp.	5,406	43,789
Golar LNG Ltd. (b)	4,922	109,515
International Seaways, Inc. (a)	12,118	262,597
Navios Maritime Acquisition Corp.	14,834	21,806
Noble Energy, Inc.	12,034	340,562
Overseas Shipholding Group, Inc. (a)	53,833	143,196
Penn Virginia Corp. (a)	550	20,213
Teekay Tankers Ltd.	77,836	146,332
Tesoro Corp.	3,301	308,974
Ultra Petroleum Corp. (a)	14,726	159,777
W&T Offshore, Inc. (a)(b)	57,519	112,737
		1,835,071

TOTAL ENERGY		4,721,241

FINANCIALS - 16.9%
Banks - 8.0%
Arrow Financial Corp.	588	18,610
BancFirst Corp.	10,397	1,004,350
Banco Latinoamericano de Comercio Exterior SA Series E	38,986	1,067,437
Berkshire Hills Bancorp, Inc.	5,428	190,794
Brookline Bancorp, Inc., Delaware	13,344	194,822
Cathay General Bancorp	48,176	1,828,279
Community Trust Bancorp, Inc.	5,186	226,888
Customers Bancorp, Inc. (a)	10,806	305,594
Fidelity Southern Corp.	19,198	438,866
First Bancorp, North Carolina	3,369	105,315
First Bancorp, Puerto Rico (a)	288,075	1,667,954
First Busey Corp.	6,735	197,470
First Commonwealth Financial Corp.	4,792	60,763
First Financial Bancorp, Ohio	14,366	397,938
First Interstate Bancsystem, Inc.	16,972	631,358
First Midwest Bancorp, Inc., Delaware	6,381	148,741
Fulton Financial Corp. (b)	107,580	2,044,020
Great Southern Bancorp, Inc.	7,855	420,243
Great Western Bancorp, Inc.	11,986	489,149
Hancock Holding Co.	4,809	235,641
Hanmi Financial Corp.	4,573	130,102
Heartland Financial U.S.A., Inc.	553	26,046
Heritage Commerce Corp.	12,734	175,475
Hilltop Holdings, Inc.	11,129	291,691
Home Bancshares, Inc.	14,611	363,814
Huntington Bancshares, Inc.	110,610	1,495,447
IBERIABANK Corp.	17,032	1,388,108
International Bancshares Corp.	39,271	1,376,449
Investors Bancorp, Inc.	17,113	228,630
LegacyTexas Financial Group, Inc.	11,145	424,959
MB Financial, Inc.	1,175	51,747
OFG Bancorp	3,117	31,170
Peapack-Gladstone Financial Corp.	4,839	151,412
Peoples Bancorp, Inc.	304	9,768
Preferred Bank, Los Angeles	779	41,653
Republic Bancorp, Inc., Kentucky Class A	529	18,885
Sandy Spring Bancorp, Inc.	13,784	560,457
Simmons First National Corp. Class A	570	30,153
The Bank of NT Butterfield & Son Ltd.	1,828	62,335
Umpqua Holdings Corp.	117,541	2,158,053
Union Bankshares Corp.	1,066	36,137
Washington Trust Bancorp, Inc.	1,325	68,304
Western Alliance Bancorp. (a)	14,513	714,040
Wintrust Financial Corp.	28,599	2,186,095
		23,695,162
Capital Markets - 2.7%
B. Riley Financial, Inc.	2,371	43,982
Diamond Hill Investment Group, Inc.	1,077	214,754
Evercore Partners, Inc. Class A	27,354	1,928,457
Financial Engines, Inc. (b)	32,000	1,171,200
GAMCO Investors, Inc. Class A	789	23,354
Houlihan Lokey	15,054	525,385
INTL FCStone, Inc. (a)	30,246	1,142,089
Manning & Napier, Inc. Class A	10,643	46,297
Moelis & Co. Class A	819	31,818
OM Asset Management Ltd.	26,026	386,746
Oppenheimer Holdings, Inc. Class A (non-vtg.)	3,191	52,332
Piper Jaffray Companies	12,445	746,078
Vector Capital Corp. rights (a)	5,673	0
Waddell & Reed Financial, Inc. Class A (b)	89,975	1,698,728
		8,011,220
Consumer Finance - 1.1%
Enova International, Inc. (a)	28,774	427,294
Nelnet, Inc. Class A	36,685	1,724,562
Regional Management Corp. (a)	7,000	165,410
World Acceptance Corp. (a)(b)	12,453	932,854
		3,250,120
Diversified Financial Services - 0.4%
Cotiviti Holdings, Inc. (a)	24,212	899,234
Marlin Business Services Corp.	13,690	344,304
		1,243,538
Insurance - 1.4%
EMC Insurance Group	1,707	47,420
Employers Holdings, Inc.	3,499	148,008
Federated National Holding Co.	30,617	489,872
Heritage Insurance Holdings, Inc.	22,215	289,239
Safety Insurance Group, Inc.	939	64,134
Selective Insurance Group, Inc.	25,863	1,294,443
Stewart Information Services Corp.	915	41,523
United Insurance Holdings Corp. (b)	25,806	405,928
Universal Insurance Holdings, Inc. (b)	52,832	1,331,366
		4,111,933
Mortgage Real Estate Investment Trusts - 1.3%
American Capital Mortgage Investment Corp.	14,377	270,288
Apollo Commercial Real Estate Finance, Inc. (b)	94,821	1,758,930
Cherry Hill Mortgage Investment Corp.	1,675	30,937
MFA Financial, Inc. (b)	175,129	1,469,332
Redwood Trust, Inc.	23,791	405,399
		3,934,886
Real Estate Management & Development - 0.1%
The RMR Group, Inc.	7,625	370,956
Thrifts & Mortgage Finance - 1.9%
BofI Holding, Inc. (a)(b)	6,422	152,330
Dime Community Bancshares, Inc.	11,564	226,654
Essent Group Ltd. (a)	53,825	1,999,061
Farmer Mac Class C (non-vtg.)	226	14,622
First Defiance Financial Corp.	1,660	87,449
Hingham Institution for Savings	259	47,120
Northwest Bancshares, Inc.	76,180	1,189,170
Walker & Dunlop, Inc. (a)	33,436	1,632,680
Waterstone Financial, Inc.	8,096	152,610
		5,501,696

TOTAL FINANCIALS		50,119,511

HEALTH CARE - 15.3%
Biotechnology - 3.8%
Acceleron Pharma, Inc. (a)	565	17,170
Achillion Pharmaceuticals, Inc. (a)	7,728	35,472
Acorda Therapeutics, Inc. (a)	16,736	329,699
Akebia Therapeutics, Inc. (a)	2,356	33,856
AMAG Pharmaceuticals, Inc. (a)(b)	14,403	265,015
Amicus Therapeutics, Inc. (a)(b)	7,553	76,059
Applied Genetic Technologies Corp. (a)	21,295	108,605
Array BioPharma, Inc. (a)(b)	17,734	148,434
Biospecifics Technologies Corp. (a)	3,735	184,920
bluebird bio, Inc. (a)(b)	4,934	518,317
Blueprint Medicines Corp. (a)	3,013	152,669
Clovis Oncology, Inc. (a)	4,888	457,663
Conatus Pharmaceuticals, Inc. (a)	6,328	36,449
Cytokinetics, Inc. (a)	16,110	194,931
Dyax Corp. rights 12/31/19 (a)	11,419	37,226
Dynavax Technologies Corp. (a)	9,609	92,727
Eagle Pharmaceuticals, Inc. (a)(b)	3,446	271,855
Editas Medicine, Inc. (a)(b)	12,954	217,368
Emergent BioSolutions, Inc. (a)	10,603	359,548
Exact Sciences Corp. (a)(b)	21,015	743,301
Exelixis, Inc. (a)	11,581	285,240
FibroGen, Inc. (a)	12,281	396,676
Genomic Health, Inc. (a)	8,285	269,677
Global Blood Therapeutics, Inc. (a)	614	16,793
Halozyme Therapeutics, Inc. (a)(b)	15,653	200,671
Insmed, Inc. (a)	1,124	19,288
Intellia Therapeutics, Inc. (a)	1,850	29,600
Ironwood Pharmaceuticals, Inc. Class A (a)(b)	12,799	241,645
Jounce Therapeutics, Inc.	5,565	78,077
Kite Pharma, Inc. (a)(b)	5,844	605,847
Ligand Pharmaceuticals, Inc. Class B (a)(b)	1,848	224,347
Loxo Oncology, Inc. (a)	3,721	298,387
MiMedx Group, Inc. (a)(b)	33,843	506,630
Momenta Pharmaceuticals, Inc. (a)	4,464	75,442
Myriad Genetics, Inc. (a)(b)	20,496	529,617
NantKwest, Inc. (a)	4,895	37,153
NewLink Genetics Corp. (a)	4,441	32,641
Novavax, Inc. (a)	29,367	33,772
PDL BioPharma, Inc.	97,483	240,783
Pfenex, Inc. (a)	7,975	31,980
PharmAthene, Inc.	19,837	63,478
Portola Pharmaceuticals, Inc. (a)	4,822	270,852
Progenics Pharmaceuticals, Inc. (a)	17,471	118,628
Prothena Corp. PLC (a)(b)	3,105	168,043
Puma Biotechnology, Inc. (a)	3,940	344,356
Repligen Corp. (a)	5,835	241,802
Sage Therapeutics, Inc. (a)(b)	3,473	276,590
Sangamo Therapeutics, Inc. (a)	10,073	88,642
Sarepta Therapeutics, Inc. (a)(b)	3,400	114,614
Seres Therapeutics, Inc. (a)	1,015	11,470
Spark Therapeutics, Inc. (a)	1,185	70,792
Synergy Pharmaceuticals, Inc. (a)(b)	1,464	6,515
Trevena, Inc. (a)	6,735	15,491
Ultragenyx Pharmaceutical, Inc. (a)(b)	3,727	231,484
Vanda Pharmaceuticals, Inc. (a)	16,477	268,575
Versartis, Inc. (a)	8,529	148,831
Xencor, Inc. (a)	12,797	270,145
		11,145,858
Health Care Equipment & Supplies - 4.1%
Angiodynamics, Inc. (a)	21,526	348,936
Cantel Medical Corp.	13,841	1,078,352
Exactech, Inc. (a)	7,890	235,122
Fonar Corp. (a)	1,359	37,712
Globus Medical, Inc. (a)	35,384	1,172,980
Haemonetics Corp. (a)	8,846	349,329
Halyard Health, Inc. (a)	8,551	335,883
Inogen, Inc. (a)	6,452	615,650
Integer Holdings Corp. (a)	6,035	261,014
Integra LifeSciences Holdings Corp. (a)	3,818	208,119
LeMaitre Vascular, Inc.	525	16,391
LivaNova PLC (a)	15,599	954,815
Masimo Corp. (a)	22,433	2,045,441
Meridian Bioscience, Inc.	26,390	415,643
Merit Medical Systems, Inc. (a)	32,194	1,228,201
Natus Medical, Inc. (a)	22,019	821,309
OraSure Technologies, Inc. (a)	4,875	84,143
Orthofix International NV (a)	23,779	1,105,248
Quidel Corp. (a)	964	26,163
SurModics, Inc. (a)	11,230	316,125
West Pharmaceutical Services, Inc.	4,039	381,766
		12,038,342
Health Care Providers & Services - 4.9%
Aceto Corp.	1,007	15,558
Alliance Healthcare Services, Inc. (a)	22,968	305,474
AMN Healthcare Services, Inc. (a)	1,307	51,038
Chemed Corp. (b)	9,725	1,989,054
Community Health Systems, Inc. (a)	10,859	108,156
Corvel Corp. (a)	11,191	531,013
Cross Country Healthcare, Inc. (a)	1,343	17,338
Diplomat Pharmacy, Inc. (a)	5,723	84,700
HealthSouth Corp.	34,110	1,650,924
Kindred Healthcare, Inc.	9,378	109,254
Magellan Health Services, Inc. (a)	23,167	1,688,874
Molina Healthcare, Inc. (a)	28,615	1,979,586
National Healthcare Corp.	4,918	344,949
Owens & Minor, Inc. (b)	56,180	1,808,434
PharMerica Corp. (a)	33,195	871,369
Tivity Health, Inc. (a)	37,289	1,485,967
Triple-S Management Corp. (a)	18,445	311,905
Wellcare Health Plans, Inc. (a)	7,444	1,336,645
		14,690,238
Health Care Technology - 0.8%
HMS Holdings Corp. (a)	49,570	917,045
Quality Systems, Inc. (a)	83,827	1,442,663
		2,359,708
Life Sciences Tools & Services - 0.7%
Cambrex Corp. (a)	6,969	416,398
INC Research Holdings, Inc. Class A (a)	10,570	618,345
Luminex Corp.	10,784	227,758
Medpace Holdings, Inc.	996	28,884
PAREXEL International Corp. (a)	4,129	358,851
PRA Health Sciences, Inc. (a)	7,694	577,127
		2,227,363
Pharmaceuticals - 1.0%
Aerie Pharmaceuticals, Inc. (a)	535	28,114
Avexis, Inc. (a)	1,869	153,557
Catalent, Inc. (a)	14,995	526,325
Corcept Therapeutics, Inc. (a)	22,540	265,972
Dermira, Inc. (a)	643	18,737
Horizon Pharma PLC (a)	12,307	146,084
Impax Laboratories, Inc. (a)	2,278	36,676
Innoviva, Inc. (a)	856	10,957
Nektar Therapeutics (a)	13,762	269,047
Pacira Pharmaceuticals, Inc. (a)	2,832	135,086
Phibro Animal Health Corp. Class A	6,598	244,456
Prestige Brands Holdings, Inc. (a)	10,692	564,645
Sucampo Pharmaceuticals, Inc. Class A (a)(b)	18,802	197,421
Supernus Pharmaceuticals, Inc. (a)	3,794	163,521
The Medicines Company (a)(b)	6,546	248,813
Theravance Biopharma, Inc. (a)(b)	457	18,207
		3,027,618

TOTAL HEALTH CARE		45,489,127

INDUSTRIALS - 12.5%
Aerospace & Defense - 1.8%
Astronics Corp. (a)	39,638	1,207,770
Astronics Corp. Class B	7,789	238,188
Curtiss-Wright Corp.	15,124	1,388,081
DigitalGlobe, Inc. (a)	285	9,491
Moog, Inc. Class A (a)	26,622	1,909,330
National Presto Industries, Inc.	110	12,155
Triumph Group, Inc.	14,791	467,396
Wesco Aircraft Holdings, Inc. (a)	5,164	56,029
		5,288,440
Airlines - 1.1%
Hawaiian Holdings, Inc. (a)	38,784	1,820,909
JetBlue Airways Corp. (a)	63,940	1,459,750
		3,280,659
Building Products - 0.3%
American Woodmark Corp. (a)	4,006	382,773
NCI Building Systems, Inc. (a)	15,120	252,504
Ply Gem Holdings, Inc. (a)	7,321	131,412
Universal Forest Products, Inc.	3,155	275,463
		1,042,152
Commercial Services & Supplies - 3.7%
ARC Document Solutions, Inc. (a)	8,508	35,393
Brady Corp. Class A	15,867	537,891
Deluxe Corp.	28,582	1,978,446
Ennis, Inc.	9,290	177,439
Essendant, Inc.	35,653	528,734
Herman Miller, Inc.	49,926	1,517,750
HNI Corp.	3,805	151,705
Kimball International, Inc. Class B	73,865	1,232,807
Knoll, Inc.	52,989	1,062,429
LSC Communications, Inc.	8,141	174,217
Msa Safety, Inc.	6,877	558,206
NL Industries, Inc. (a)	1,554	10,956
Quad/Graphics, Inc.	61,138	1,401,283
R.R. Donnelley & Sons Co.	638	8,001
SP Plus Corp. (a)	427	13,045
Steelcase, Inc. Class A	87,087	1,219,218
UniFirst Corp.	1,934	272,114
VSE Corp.	545	24,514
		10,904,148
Construction & Engineering - 1.0%
Argan, Inc.	26,055	1,563,300
Chicago Bridge & Iron Co. NV	25,344	500,037
EMCOR Group, Inc.	14,699	961,021
MYR Group, Inc. (a)	2,143	66,476
		3,090,834
Electrical Equipment - 0.4%
Allied Motion Technologies, Inc.	2,496	67,941
EnerSys	16,576	1,200,931
		1,268,872
Machinery - 1.8%
Alamo Group, Inc.	6,687	607,246
Global Brass & Copper Holdings, Inc.	25,205	770,013
Greenbrier Companies, Inc. (b)	31,123	1,439,439
Hurco Companies, Inc.	6,004	208,639
Kadant, Inc.	5,987	450,222
Spartan Motors, Inc.	5,429	48,047
Wabash National Corp. (b)	80,075	1,760,049
		5,283,655
Marine - 0.3%
Costamare, Inc. (b)	107,568	786,322
Professional Services - 1.8%
Barrett Business Services, Inc.	4,384	251,159
ICF International, Inc. (a)	4,196	197,632
Insperity, Inc.	19,593	1,391,103
Kelly Services, Inc. Class A (non-vtg.)	18,784	421,701
Kforce, Inc.	17,698	346,881
Resources Connection, Inc.	54,210	742,677
RPX Corp. (a)	118,478	1,652,768
TrueBlue, Inc. (a)	11,030	292,295
		5,296,216
Road & Rail - 0.1%
Celadon Group, Inc.	9,190	28,949
Roadrunner Transportation Systems, Inc. (a)	17,910	130,206
		159,155
Trading Companies & Distributors - 0.2%
Applied Industrial Technologies, Inc.	3,761	222,087
Rush Enterprises, Inc. Class A (a)	12,785	475,346
		697,433

TOTAL INDUSTRIALS		37,097,886

INFORMATION TECHNOLOGY - 17.8%
Communications Equipment - 2.3%
ADTRAN, Inc.	684	14,125
Black Box Corp.	6,685	57,157
Ciena Corp. (a)	21,951	549,214
Communications Systems, Inc.	2,778	12,029
Digi International, Inc. (a)	4,489	45,563
Finisar Corp. (a)	37,252	967,807
InterDigital, Inc.	22,458	1,736,003
NETGEAR, Inc. (a)	31,992	1,378,855
Oclaro, Inc. (a)(b)	63,014	588,551
Plantronics, Inc.	25,174	1,316,852
		6,666,156
Electronic Equipment & Components - 5.7%
Anixter International, Inc. (a)	11,901	930,658
Bel Fuse, Inc. Class B (non-vtg.)	1,465	36,186
Benchmark Electronics, Inc. (a)	48,879	1,578,792
Cardtronics PLC	8,773	288,281
Fitbit, Inc. (a)	11,087	58,872
Insight Enterprises, Inc. (a)	25,595	1,023,544
Kimball Electronics, Inc. (a)	45,923	828,910
Methode Electronics, Inc. Class A	34,647	1,427,456
PC Connection, Inc.	3,946	106,779
PC Mall, Inc. (a)	1,900	35,625
Plexus Corp. (a)	20,980	1,102,919
Sanmina Corp. (a)	41,183	1,569,072
ScanSource, Inc. (a)	42,158	1,698,967
SYNNEX Corp.	14,931	1,791,123
Tech Data Corp. (a)	19,448	1,964,248
TTM Technologies, Inc. (a)(b)	69,328	1,203,534
Vishay Intertechnology, Inc. (b)	79,460	1,319,036
		16,964,002
Internet Software & Services - 0.6%
Blucora, Inc. (a)	1,987	42,124
DHI Group, Inc. (a)	31,309	89,231
Global Sources Ltd. (a)	19,911	398,220
MeetMe, Inc. (a)(b)	176,625	891,956
Nutanix, Inc. Class A (a)	22,428	451,924
WebMD Health Corp. (a)	560	32,844
		1,906,299
IT Services - 2.0%
Computer Task Group, Inc.	3,424	19,140
Convergys Corp. (b)	35,514	844,523
CSG Systems International, Inc.	40,607	1,647,832
EVERTEC, Inc.	46,469	803,914
Hackett Group, Inc.	21,394	331,607
NCI, Inc. Class A (a)	7,271	153,418
Science Applications International Corp.	8,184	568,133
Sykes Enterprises, Inc. (a)	31,134	1,043,923
Syntel, Inc. (b)	18,653	316,355
Travelport Worldwide Ltd.	24,261	333,831
		6,062,676
Semiconductors & Semiconductor Equipment - 5.7%
Advanced Energy Industries, Inc. (a)	10,625	687,331
Advanced Micro Devices, Inc. (a)(b)	11,085	138,341
Alpha & Omega Semiconductor Ltd. (a)	14,753	245,933
Amkor Technology, Inc. (a)	130,329	1,273,314
Brooks Automation, Inc.	54,506	1,182,235
Cabot Microelectronics Corp.	24,236	1,789,344
Cirrus Logic, Inc. (a)	32,663	2,048,623
Cohu, Inc.	13,629	214,520
Diodes, Inc. (a)	3,291	79,083
Entegris, Inc. (a)	21,268	466,833
Experi Corp.	9,910	295,318
IXYS Corp.	39,285	646,238
MKS Instruments, Inc.	27,795	1,870,604
Nanometrics, Inc. (a)	31,609	799,392
Photronics, Inc. (a)	135,948	1,277,911
Rudolph Technologies, Inc. (a)	58,384	1,334,074
Semtech Corp. (a)	6,152	219,934
Silicon Laboratories, Inc. (a)	13,173	900,375
Synaptics, Inc. (a)(b)	19,100	987,661
Ultra Clean Holdings, Inc. (a)	20,428	383,025
		16,840,089
Software - 1.3%
Aspen Technology, Inc. (a)	37,035	2,046,554
Barracuda Networks, Inc. (a)	32,068	739,488
Progress Software Corp.	26,872	830,076
QAD, Inc. Class B	1,619	43,470
Synchronoss Technologies, Inc. (a)	11,440	188,188
The Rubicon Project, Inc. (a)	4,143	21,295
Zedge, Inc. (a)	8,170	18,056
Zix Corp. (a)	4,725	26,885
		3,914,012
Technology Hardware, Storage & Peripherals - 0.2%
Quantum Corp. (a)	3,075	24,016
Super Micro Computer, Inc. (a)	20,781	512,252
		536,268

TOTAL INFORMATION TECHNOLOGY		52,889,502

MATERIALS - 4.0%
Chemicals - 1.9%
Chase Corp.	3,402	362,993
FutureFuel Corp.	62,257	939,458
Innophos Holdings, Inc.	6,627	290,528
KMG Chemicals, Inc.	1,689	82,204
Kronos Worldwide, Inc.	21,771	396,668
Minerals Technologies, Inc.	6,421	470,017
PolyOne Corp.	1,347	52,183
Rayonier Advanced Materials, Inc. (b)	47,169	741,497
Stepan Co.	1,553	135,328
The Chemours Co. LLC	15,328	581,238
Trecora Resources (a)	982	11,048
Trinseo SA	23,547	1,617,679
Tronox Ltd. Class A	5,120	77,414
Valhi, Inc.	70	209
		5,758,464
Containers & Packaging - 0.1%
Greif, Inc. Class A	4,700	262,166
Myers Industries, Inc.	1,366	24,520
UFP Technologies, Inc. (a)	425	12,028
		298,714
Metals & Mining - 0.8%
AK Steel Holding Corp. (a)	58,011	381,132
Atkore International Group, Inc.	42,505	958,488
Cliffs Natural Resources, Inc. (a)	27,720	191,822
Olympic Steel, Inc.	835	16,266
Schnitzer Steel Industries, Inc. Class A	4,858	122,422
Worthington Industries, Inc.	16,028	804,926
		2,475,056
Paper & Forest Products - 1.2%
Louisiana-Pacific Corp. (a)	85,770	2,067,915
Schweitzer-Mauduit International, Inc.	35,851	1,334,733
		3,402,648

TOTAL MATERIALS		11,934,882

REAL ESTATE - 7.3%
Equity Real Estate Investment Trusts (REITs) - 7.3%
Ashford Hospitality Trust, Inc.	9,330	56,726
Care Capital Properties, Inc.	1,649	44,028
CBL & Associates Properties, Inc. (b)	208,095	1,754,241
Chesapeake Lodging Trust	24,315	594,988
CorEnergy Infrastructure Trust, Inc. (b)	9,004	302,444
DiamondRock Hospitality Co.	17,231	188,679
Four Corners Property Trust, Inc.	64,737	1,625,546
Hersha Hospitality Trust	10,441	193,263
InfraReit, Inc.	48,023	919,640
LaSalle Hotel Properties (SBI)	66,877	1,992,935
Medical Properties Trust, Inc.	51,936	668,416
Pebblebrook Hotel Trust (b)	7,339	236,609
Potlatch Corp.	23,697	1,082,953
PS Business Parks, Inc.	13,477	1,784,220
RLJ Lodging Trust	92,911	1,846,142
Ryman Hospitality Properties, Inc.	20,102	1,286,729
Sabra Health Care REIT, Inc. (b)	67,740	1,632,534
Summit Hotel Properties, Inc.	92,372	1,722,738
Sunstone Hotel Investors, Inc.	115,682	1,864,794
WP Glimcher, Inc.	13,808	115,573
Xenia Hotels & Resorts, Inc.	84,426	1,635,332
		21,548,530
Real Estate Management & Development - 0.0%
Gyrodyne LLC	126	2,583
Marcus & Millichap, Inc. (a)	4,711	124,182
		126,765

TOTAL REAL ESTATE		21,675,295

TELECOMMUNICATION SERVICES - 0.4%
Diversified Telecommunication Services - 0.3%
Frontier Communications Corp. (b)	190,445	220,916
IDT Corp. Class B	41,871	601,686
		822,602
Wireless Telecommunication Services - 0.1%
Spok Holdings, Inc.	15,619	276,456

TOTAL TELECOMMUNICATION SERVICES		1,099,058

UTILITIES - 2.3%
Electric Utilities - 0.6%
Allete, Inc.	21,546	1,544,417
Portland General Electric Co.	4,696	214,560
		1,758,977
Gas Utilities - 0.8%
Northwest Natural Gas Co.	1,519	90,912
ONE Gas, Inc.	19,111	1,334,139
Southwest Gas Holdings, Inc.	12,555	917,268
WGL Holdings, Inc.	2,240	186,883
		2,529,202
Independent Power and Renewable Electricity Producers - 0.6%
NRG Yield, Inc. Class A	34,063	581,115
Ormat Technologies, Inc.	19,180	1,125,482
		1,706,597
Multi-Utilities - 0.1%
NorthWestern Energy Corp.	4,665	284,658
Water Utilities - 0.2%
American States Water Co.	9,707	460,209
Consolidated Water Co., Inc.	1,097	13,603
		473,812

TOTAL UTILITIES		6,753,246

TOTAL COMMON STOCKS
(Cost $242,012,102)		285,729,799
	Principal Amount	Value

U.S. Treasury Obligations - 0.3%
U.S. Treasury Bills, yield at date of purchase 0.56% 8/17/17 (c)
(Cost $999,278)	1,000,000	998,880
	Shares	Value

Money Market Funds - 19.0%
Fidelity Cash Central Fund, 1.10% (d)	9,077,756	$9,079,571
Fidelity Securities Lending Cash Central Fund 1.09% (d)(e)	47,218,633	47,223,355
TOTAL MONEY MARKET FUNDS
(Cost $56,300,992)		56,302,926
TOTAL INVESTMENT PORTFOLIO - 115.5%
(Cost $299,312,372)		343,031,605
NET OTHER ASSETS (LIABILITIES) - (15.5)%		(46,138,550)
NET ASSETS - 100%		$296,893,055

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
159 ICE Russell 2000 Mini Contracts (United States)	Sept. 2017	11,243,685	$28,800

The face value of futures purchased as a percentage of Net Assets is 3.8%

For the period, the average monthly underlying face amount at value for futures contracts in the aggregate was $5,762,712.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $529,406.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$12,153
Fidelity Securities Lending Cash Central Fund	127,093
Total	$139,246

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$41,037,194	$41,037,194	$--	$--
Consumer Staples	12,912,857	12,912,857	--	--
Energy	4,721,241	4,721,241	--	--
Financials	50,119,511	50,119,511	--	--
Health Care	45,489,127	45,451,901	--	37,226
Industrials	37,097,886	37,097,886	--	--
Information Technology	52,889,502	52,889,502	--	--
Materials	11,934,882	11,934,882	--	--
Real Estate	21,675,295	21,675,295	--	--
Telecommunication Services	1,099,058	1,099,058	--	--
Utilities	6,753,246	6,753,246	--	--
U.S. Government and Government Agency Obligations	998,880	--	998,880	--
Money Market Funds	56,302,926	56,302,926	--	--
Total Investments in Securities:	$343,031,605	$341,995,499	$998,880	$37,226
Derivative Instruments:
Assets
Futures Contracts	$28,800	$28,800	$--	$--
Total Assets	$28,800	$28,800	$--	$--
Total Derivative Instruments:	$28,800	$28,800	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of June 30, 2017. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$28,800	$0
Total Equity Risk	28,800	0
Total Value of Derivatives	$28,800	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin for derivative instruments, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		June 30, 2017 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $45,782,068) — See accompanying schedule: Unaffiliated issuers (cost $243,011,380)	$286,728,679
Fidelity Central Funds (cost $56,300,992)	56,302,926
Total Investments (cost $299,312,372)		$343,031,605
Cash		470,200
Receivable for investments sold		3,991,519
Receivable for fund shares sold		301
Dividends receivable		469,669
Distributions receivable from Fidelity Central Funds		12,563
Total assets		347,975,857
Liabilities
Payable for investments purchased	$2,867,696
Payable for fund shares redeemed	706,686
Accrued management fee	173,214
Distribution and service plan fees payable	1,589
Payable for daily variation margin for derivative instruments	30,547
Other affiliated payables	43,656
Other payables and accrued expenses	36,189
Collateral on securities loaned	47,223,225
Total liabilities		51,082,802
Net Assets		$296,893,055
Net Assets consist of:
Paid in capital		$243,486,021
Undistributed net investment income		942,850
Accumulated undistributed net realized gain (loss) on investments		8,716,115
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		43,748,069
Net Assets		$296,893,055
Initial Class:
Net Asset Value, offering price and redemption price per share ($34,181,676 ÷ 2,142,841 shares)		$15.95
Service Class:
Net Asset Value, offering price and redemption price per share ($248,064 ÷ 15,510 shares)		$15.99
Service Class 2:
Net Asset Value, offering price and redemption price per share ($7,836,849 ÷ 490,474 shares)		$15.98
Investor Class:
Net Asset Value, offering price and redemption price per share ($254,626,466 ÷ 16,028,487 shares)		$15.89

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2017 (Unaudited)
Investment Income
Dividends		$2,274,583
Interest		2,694
Income from Fidelity Central Funds (including $127,093 from security lending)		139,246
Total income		2,416,523
Expenses
Management fee	$1,090,484
Transfer agent fees	211,839
Distribution and service plan fees	8,363
Accounting and security lending fees	63,385
Custodian fees and expenses	45,408
Independent trustees' fees and expenses	621
Audit	27,052
Legal	2,152
Miscellaneous	1,027
Total expenses before reductions	1,450,331
Expense reductions	(1,360)	1,448,971
Net investment income (loss)		967,552
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	10,929,373
Fidelity Central Funds	(1,148)
Futures contracts	(81,494)
Total net realized gain (loss)		10,846,731
Change in net unrealized appreciation (depreciation) on: Investment securities	(11,089,971)
Assets and liabilities in foreign currencies	36
Futures contracts	34,824
Total change in net unrealized appreciation (depreciation)		(11,055,111)
Net gain (loss)		(208,380)
Net increase (decrease) in net assets resulting from operations		$759,172

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2017 (Unaudited)	Year ended December 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$967,552	$1,926,337
Net realized gain (loss)	10,846,731	6,721,795
Change in net unrealized appreciation (depreciation)	(11,055,111)	41,767,033
Net increase (decrease) in net assets resulting from operations	759,172	50,415,165
Distributions to shareholders from net investment income	(548,077)	(1,477,372)
Distributions to shareholders from net realized gain	(6,715,859)	(16,439,954)
Total distributions	(7,263,936)	(17,917,326)
Share transactions - net increase (decrease)	(8,218,595)	54,712,795
Total increase (decrease) in net assets	(14,723,359)	87,210,634
Net Assets
Beginning of period	311,616,414	224,405,780
End of period	$296,893,055	$311,616,414
Other Information
Undistributed net investment income end of period	$942,850	$523,375

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — VIP Disciplined Small Cap Portfolio Initial Class

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$16.25	$14.52	$14.94	$15.40	$12.03	$10.94
Income from Investment Operations
Net investment income (loss)A	.06	.13	.10	.06	.09	.22
Net realized and unrealized gain (loss)	–B,C	2.75	(.40)	.69	4.44	1.83
Total from investment operations	.06	2.88	(.30)	.75	4.53	2.05
Distributions from net investment income	(.03)	(.09)	(.09)	(.07)	(.07)	(.25)
Distributions from net realized gain	(.33)	(1.06)	(.03)	(1.14)	(1.09)	(.71)
Total distributions	(.36)	(1.15)	(.12)	(1.21)	(1.16)	(.96)
Net asset value, end of period	$15.95	$16.25	$14.52	$14.94	$15.40	$12.03
Total ReturnD,E,F	.34%	22.68%	(1.99)%	5.28%	38.35%	19.00%
Ratios to Average Net AssetsG,H
Expenses before reductions	.85%I	.86%	.85%	.85%	.86%	.91%
Expenses net of fee waivers, if any	.85%I	.86%	.84%	.85%	.86%	.91%
Expenses net of all reductions	.85%I	.86%	.84%	.85%	.86%	.91%
Net investment income (loss)	.69%I	.90%	.68%	.41%	.66%	1.80%
Supplemental Data
Net assets, end of period (000 omitted)	$34,182	$41,185	$30,227	$33,658	$45,699	$20,183
Portfolio turnover rateJ	87%I	83%	96%	100%	108%	99%

 A Calculated based on average shares outstanding during the period.

 B The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — VIP Disciplined Small Cap Portfolio Service Class

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$16.29	$14.56	$14.98	$15.44	$12.06	$10.96
Income from Investment Operations
Net investment income (loss)A	.05	.11	.09	.05	.08	.21
Net realized and unrealized gain (loss)	.01B	2.75	(.40)	.68	4.44	1.84
Total from investment operations	.06	2.86	(.31)	.73	4.52	2.05
Distributions from net investment income	(.03)	(.07)	(.08)	(.05)	(.05)	(.24)
Distributions from net realized gain	(.33)	(1.06)	(.03)	(1.14)	(1.09)	(.71)
Total distributions	(.36)	(1.13)	(.11)	(1.19)	(1.14)	(.95)
Net asset value, end of period	$15.99	$16.29	$14.56	$14.98	$15.44	$12.06
Total ReturnC,D,E	.33%	22.49%	(2.09)%	5.19%	38.19%	18.97%
Ratios to Average Net AssetsF,G
Expenses before reductions	.95%H	.96%	.95%	.95%	.95%	.99%
Expenses net of fee waivers, if any	.95%H	.96%	.94%	.95%	.95%	.99%
Expenses net of all reductions	.95%H	.96%	.94%	.95%	.95%	.99%
Net investment income (loss)	.59%H	.80%	.58%	.32%	.57%	1.72%
Supplemental Data
Net assets, end of period (000 omitted)	$248	$266	$311	$320	$329	$279
Portfolio turnover rateI	87%H	83%	96%	100%	108%	99%

 A Calculated based on average shares outstanding during the period.

 B The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 C Total returns for periods of less than one year are not annualized.

 D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — VIP Disciplined Small Cap Portfolio Service Class 2

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$16.29	$14.58	$14.99	$15.45	$12.07	$10.96
Income from Investment Operations
Net investment income (loss)A	.04	.09	.07	.02	.05	.18
Net realized and unrealized gain (loss)	.01B	2.75	(.40)	.68	4.45	1.83
Total from investment operations	.05	2.84	(.33)	.70	4.50	2.01
Distributions from net investment income	(.03)	(.07)	(.05)	(.02)	(.03)	(.19)
Distributions from net realized gain	(.33)	(1.06)	(.03)	(1.14)	(1.09)	(.71)
Total distributions	(.36)	(1.13)	(.08)	(1.16)	(1.12)	(.90)
Net asset value, end of period	$15.98	$16.29	$14.58	$14.99	$15.45	$12.07
Total ReturnC,D,E	.26%	22.31%	(2.18)%	4.93%	37.96%	18.58%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.10%H	1.11%	1.10%	1.14%	1.15%	1.23%
Expenses net of fee waivers, if any	1.10%H	1.11%	1.10%	1.14%	1.15%	1.23%
Expenses net of all reductions	1.10%H	1.11%	1.10%	1.14%	1.15%	1.23%
Net investment income (loss)	.44%H	.65%	.43%	.12%	.37%	1.48%
Supplemental Data
Net assets, end of period (000 omitted)	$7,837	$6,403	$3,198	$3,097	$4,115	$1,624
Portfolio turnover rateI	87%H	83%	96%	100%	108%	99%

 A Calculated based on average shares outstanding during the period.

 B The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund

 C Total returns for periods of less than one year are not annualized.

 D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — VIP Disciplined Small Cap Portfolio Investor Class

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$16.19	$14.48	$14.89	$15.36	$12.01	$10.92
Income from Investment Operations
Net investment income (loss)A	.05	.11	.09	.05	.08	.21
Net realized and unrealized gain (loss)	.01B	2.74	(.39)	.68	4.42	1.83
Total from investment operations	.06	2.85	(.30)	.73	4.50	2.04
Distributions from net investment income	(.03)	(.08)	(.08)	(.05)	(.06)	(.24)
Distributions from net realized gain	(.33)	(1.06)	(.03)	(1.14)	(1.09)	(.71)
Total distributions	(.36)	(1.14)	(.11)	(1.20)C	(1.15)	(.95)
Net asset value, end of period	$15.89	$16.19	$14.48	$14.89	$15.36	$12.01
Total ReturnD,E,F	.34%	22.54%	(2.00)%	5.15%	38.18%	18.96%
Ratios to Average Net AssetsG,H
Expenses before reductions	.93%I	.94%	.93%	.93%	.94%	.98%
Expenses net of fee waivers, if any	.93%I	.94%	.92%	.93%	.93%	.98%
Expenses net of all reductions	.93%I	.94%	.92%	.93%	.93%	.98%
Net investment income (loss)	.61%I	.82%	.60%	.34%	.58%	1.73%
Supplemental Data
Net assets, end of period (000 omitted)	$254,626	$263,763	$190,669	$173,570	$184,956	$65,042
Portfolio turnover rateJ	87%I	83%	96%	100%	108%	99%

 A Calculated based on average shares outstanding during the period.

 B The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 C Total distributions of $1.20 per share is comprised of distributions from net investment income of $.054 and distributions from net realized gain of $1.141 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2017

1. Organization.

VIP Disciplined Small Cap Portfolio (the Fund) is a fund of Variable Insurance Products Fund II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs, futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2017 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, partnerships, passive foreign investment companies (PFIC), market discount, and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$54,467,788
Gross unrealized depreciation	(12,562,194)
Net unrealized appreciation (depreciation) on securities	$41,905,594
Tax cost	$301,126,011

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized net realized gain (loss) of $(81,494) and a change in net unrealized appreciation (depreciation) of $34,824 related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $132,756,920 and $152,101,186, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .70% of the Fund's average net assets.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services, were as follows:

Service Class	$126
Service Class 2	8,237
$8,363

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class pays a fee for transfer agent services, typesetting and printing and mailing of shareholder reports, excluding mailing of proxy statements, equal to an annual rate of class-level average net assets. The annual rate for Investor Class is .15% and the annual rate for all other classes is .07%. For the period, transfer agent fees for each class were as follows:

Initial Class	$12,901
Service Class	83
Service Class 2	2,175
Investor Class	196,680
$211,839

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $504 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds.

9. Expense Reductions.

During the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $1,360.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2017	Year ended December 31, 2016
From net investment income
Initial Class	$74,687	$211,720
Service Class	440	1,157
Service Class 2	9,491	26,481
Investor Class	463,459	1,238,014
Total	$548,077	$1,477,372
From net realized gain
Initial Class	$885,573	$2,180,117
Service Class	5,413	21,487
Service Class 2	126,045	242,534
Investor Class	5,698,828	13,995,816
Total	$6,715,859	$16,439,954

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2017	Year ended December 31, 2016	Six months ended June 30, 2017	Year ended December 31, 2016
Initial Class
Shares sold	290,221	836,381	$4,714,238	$12,593,980
Reinvestment of distributions	59,422	198,718	960,260	2,391,837
Shares redeemed	(741,991)	(581,693)	(11,850,707)	(7,883,903)
Net increase (decrease)	(392,348)	453,406	$(6,176,209)	$7,101,914
Service Class
Reinvestment of distributions	361	1,896	$5,853	$22,644
Shares redeemed	(1,156)	(6,979)	(18,810)	(93,765)
Net increase (decrease)	(795)	(5,083)	$(12,957)	$(71,121)
Service Class 2
Shares sold	252,416	239,344	$4,057,993	$3,482,612
Reinvestment of distributions	8,361	22,192	135,536	269,015
Shares redeemed	(163,361)	(87,894)	(2,619,809)	(1,200,378)
Net increase (decrease)	97,416	173,642	$1,573,720	$2,551,249
Investor Class
Shares sold	1,380,814	3,546,667	$22,282,026	$52,700,249
Reinvestment of distributions	382,751	1,272,740	6,162,287	15,233,830
Shares redeemed	(2,031,493)	(1,695,095)	(32,047,462)	(22,803,326)
Net increase (decrease)	(267,928)	3,124,312	$(3,603,149)	$45,130,753

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 98% of the total outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2017 to June 30, 2017).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2017	Ending Account Value June 30, 2017	Expenses Paid During Period-B January 1, 2017 to June 30, 2017
Initial Class	.85%
Actual		$1,000.00	$1,003.40	$4.22
Hypothetical-C		$1,000.00	$1,020.58	$4.26
Service Class	.95%
Actual		$1,000.00	$1,003.30	$4.72
Hypothetical-C		$1,000.00	$1,020.08	$4.76
Service Class 2	1.10%
Actual		$1,000.00	$1,002.60	$5.46
Hypothetical-C		$1,000.00	$1,019.34	$5.51
Investor Class	.93%
Actual		$1,000.00	$1,003.40	$4.62
Hypothetical-C		$1,000.00	$1,020.18	$4.66

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

VDSC-SANN-0817
1.821007.111

Fidelity® Variable Insurance Products: Emerging Markets Portfolio Semi-Annual Report June 30, 2017

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of June 30, 2017
Cayman Islands	13.1%
India	11.9%
United States of America*	9.1%
Korea (South)	7.6%
Brazil	7.0%
China	6.6%
South Africa	6.0%
Mexico	5.8%
Taiwan	5.3%
Other	27.6%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

As of December 31, 2016
Cayman Islands	12.5%
India	11.8%
United States of America*	10.8%
Brazil	9.0%
Korea (South)	8.4%
South Africa	7.3%
Mexico	6.8%
Taiwan	6.5%
Indonesia	3.2%
Other	23.7%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of June 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	98.7	98.8
Short-Term Investments and Net Other Assets (Liabilities)	1.3	1.2

Top Ten Stocks as of June 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Samsung Electronics Co. Ltd. (Korea (South), Technology Hardware, Storage & Peripherals)	5.4	4.7
Tencent Holdings Ltd. (Cayman Islands, Internet Software & Services)	4.8	4.1
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan, Semiconductors & Semiconductor Equipment)	4.0	4.1
Alibaba Group Holding Ltd. sponsored ADR (Cayman Islands, Internet Software & Services)	3.9	3.1
Naspers Ltd. Class N (South Africa, Media)	2.3	2.2
Housing Development Finance Corp. Ltd. (India, Thrifts & Mortgage Finance)	1.3	1.3
Itau Unibanco Holding SA (Brazil, Banks)	1.3	1.4
Sberbank of Russia (Russia, Banks)	1.1	1.3
NetEase, Inc. ADR (Cayman Islands, Internet Software & Services)	1.0	0.9
Reliance Industries Ltd. (India, Oil, Gas & Consumable Fuels)	1.0	0.0
	26.1

Top Market Sectors as of June 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	28.5	28.2
Financials	15.4	15.4
Consumer Discretionary	14.5	14.6
Consumer Staples	12.1	14.4
Industrials	9.9	7.1
Materials	6.8	6.4
Health Care	4.1	5.6
Energy	2.3	1.6
Utilities	2.1	1.5
Telecommunication Services	1.8	2.2

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Investments June 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.9%
	Shares	Value
Argentina - 0.5%
Banco Macro SA sponsored ADR	15,200	$1,401,288
Australia - 0.6%
Amcor Ltd.	134,120	1,671,002
Bermuda - 0.7%
Credicorp Ltd. (United States)	12,376	2,220,131
Brazil - 4.9%
BB Seguridade Participacoes SA	207,400	1,793,598
Drogasil SA (a)	85,300	1,805,181
Equatorial Energia SA	101,400	1,658,321
Estacio Participacoes SA	284,700	1,256,396
Kroton Educacional SA	430,600	1,932,754
Qualicorp SA	187,900	1,627,797
Smiles SA	74,600	1,359,639
Ultrapar Participacoes SA	82,000	1,918,754
Weg SA	284,080	1,517,769

TOTAL BRAZIL		14,870,209

Cayman Islands - 13.1%
Alibaba Group Holding Ltd. sponsored ADR (a)	84,000	11,835,600
Ctrip.com International Ltd. ADR (a)	49,900	2,687,614
JD.com, Inc. sponsored ADR (a)	62,300	2,443,406
Momo, Inc. ADR (a)	41,900	1,548,624
NetEase, Inc. ADR	10,400	3,126,552
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	28,500	2,008,965
Shenzhou International Group Holdings Ltd.	254,000	1,668,944
Tencent Holdings Ltd.	411,800	14,773,309

TOTAL CAYMAN ISLANDS		40,093,014

Chile - 0.5%
Sociedad Quimica y Minera de Chile SA (PN-B) sponsored ADR	50,500	1,667,510
China - 6.6%
Gree Electric Appliances, Inc. of Zhuhai Class A	314,300	1,908,262
Hangzhou Hikvision Digital Technology Co. Ltd. Class A	308,040	1,467,311
Hangzhou Robam Appliances Co. Ltd. Class A	245,800	1,576,101
Inner Mongoli Yili Industries Co. Ltd. (A Shares)	561,490	1,787,752
Jiangsu Hengrui Medicine Co. Ltd. (A Shares)	222,913	1,663,078
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. Class A	123,200	1,577,223
Kweichow Moutai Co. Ltd. (A Shares)	25,248	1,756,886
Midea Group Co. Ltd. Class A	295,900	1,878,148
Shanghai International Airport Co. Ltd. (A Shares)	278,324	1,531,400
Shenzhen Inovance Technology Co. Ltd. Class A	466,495	1,757,036
Wuliangye Yibin Co. Ltd. Class A	220,087	1,806,551
Yunnan Baiyao Group Co. Ltd.	110,800	1,533,510

TOTAL CHINA		20,243,258

France - 1.4%
Dassault Systemes SA (b)	16,100	1,443,322
Kering SA	4,372	1,489,056
LVMH Moet Hennessy - Louis Vuitton SA	5,697	1,424,566

TOTAL FRANCE		4,356,944

Germany - 0.5%
adidas AG	7,909	1,515,330
Greece - 0.5%
Titan Cement Co. SA (Reg.)	58,000	1,640,881
Hong Kong - 2.2%
AIA Group Ltd.	226,000	1,651,410
CSPC Pharmaceutical Group Ltd.	1,280,000	1,868,984
Guangdong Investment Ltd.	1,146,000	1,579,384
Techtronic Industries Co. Ltd.	334,000	1,535,790

TOTAL HONG KONG		6,635,568

India - 11.2%
Adani Ports & Special Economic Zone Ltd. (a)	325,739	1,830,077
Amara Raja Batteries Ltd.	105,187	1,366,682
Asian Paints Ltd.	100,632	1,717,612
Eicher Motors Ltd. (a)	4,161	1,741,116
Godrej Consumer Products Ltd. (a)	60,253	902,676
Godrej Consumer Products Ltd.	60,253	902,676
HDFC Bank Ltd.	63,555	1,637,240
Hero Motocorp Ltd.	28,907	1,655,756
Housing Development Finance Corp. Ltd.	161,714	4,041,474
Indraprastha Gas Ltd.	92,325	1,524,319
IndusInd Bank Ltd.	74,637	1,708,208
ITC Ltd.	544,617	2,727,720
Kotak Mahindra Bank Ltd.	105,540	1,560,970
LIC Housing Finance Ltd.	155,089	1,781,291
Maruti Suzuki India Ltd.	20,862	2,330,139
Power Grid Corp. of India Ltd.	458,832	1,495,003
Reliance Industries Ltd.	145,908	3,115,955
UPL Ltd. (a)	133,322	1,733,887
Zee Entertainment Enterprises Ltd.	66,961	509,150

TOTAL INDIA		34,281,951

Indonesia - 2.5%
PT Bank Central Asia Tbk	1,933,700	2,633,401
PT Bank Rakyat Indonesia Tbk	2,161,740	2,473,572
PT Telkomunikasi Indonesia Tbk Series B	7,516,300	2,552,472

TOTAL INDONESIA		7,659,445

Israel - 2.0%
Check Point Software Technologies Ltd. (a)	13,300	1,450,764
Elbit Systems Ltd. (Israel)	12,200	1,504,912
Frutarom Industries Ltd.	24,125	1,688,166
NICE Systems Ltd.	17,500	1,403,672

TOTAL ISRAEL		6,047,514

Kenya - 0.5%
Safaricom Ltd.	7,546,800	1,655,638
Korea (South) - 7.6%
Coway Co. Ltd.	18,990	1,724,600
LG Household & Health Care Ltd.	2,505	2,174,323
NAVER Corp.	3,703	2,709,741
Samsung Electronics Co. Ltd.	7,957	16,516,142

TOTAL KOREA (SOUTH)		23,124,806

Luxembourg - 0.5%
Eurofins Scientific SA	2,868	1,615,405
Mexico - 5.8%
CEMEX S.A.B. de CV sponsored ADR	269,192	2,535,789
Embotelladoras Arca S.A.B. de CV	244,800	1,839,701
Fomento Economico Mexicano S.A.B. de CV unit	270,300	2,662,378
Gruma S.A.B. de CV Series B	129,010	1,682,435
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B	168,000	1,892,005
Grupo Aeroportuario del Sureste S.A.B. de CV Series B	94,900	2,002,293
Grupo Aeroportuario Norte S.A.B. de CV	254,700	1,539,252
Grupo Cementos de Chihuahua S.A.B. de CV	354,900	1,828,594
Promotora y Operadora de Infraestructura S.A.B. de CV	158,215	1,885,286

TOTAL MEXICO		17,867,733

Netherlands - 1.4%
ASML Holding NV (Netherlands)	11,000	1,433,881
X5 Retail Group NV GDR (Reg. S) (a)	42,700	1,479,555
Yandex NV Series A (a)	54,300	1,424,832

TOTAL NETHERLANDS		4,338,268

Panama - 0.5%
Copa Holdings SA Class A	12,400	1,450,800
Philippines - 2.9%
Ayala Corp.	101,030	1,703,186
Ayala Land, Inc.	2,450,600	1,931,979
D&L Industries, Inc.	5,829,600	1,389,748
SM Investments Corp.	117,912	1,877,874
SM Prime Holdings, Inc.	2,848,500	1,864,331

TOTAL PHILIPPINES		8,767,118

Russia - 1.8%
NOVATEK OAO GDR (Reg. S)	19,700	2,194,580
Sberbank of Russia	1,340,210	3,311,662

TOTAL RUSSIA		5,506,242

South Africa - 6.0%
Bidcorp Ltd.	88,225	2,017,862
Capitec Bank Holdings Ltd.	29,400	1,865,240
Discovery Ltd.	162,564	1,589,542
FirstRand Ltd.	638,900	2,302,628
Imperial Holdings Ltd.	44	541
Mondi Ltd.	69,163	1,792,766
Naspers Ltd. Class N	35,668	7,024,200
Sanlam Ltd.	364,800	1,806,921

TOTAL SOUTH AFRICA		18,399,700

Spain - 0.5%
Amadeus IT Holding SA Class A	26,000	1,554,580
Sweden - 1.0%
ASSA ABLOY AB (B Shares)	66,800	1,472,371
Atlas Copco AB (A Shares)	39,600	1,518,250

TOTAL SWEDEN		2,990,621

Switzerland - 1.0%
Nestle SA (Reg. S)	15,494	1,351,351
Sika AG	240	1,541,767

TOTAL SWITZERLAND		2,893,118

Taiwan - 5.3%
Advantech Co. Ltd.	212,292	1,505,345
Largan Precision Co. Ltd.	15,000	2,393,801
Taiwan Semiconductor Manufacturing Co. Ltd.	1,807,000	12,357,590

TOTAL TAIWAN		16,256,736

Thailand - 1.2%
Airports of Thailand PCL (For. Reg.)	1,535,900	2,136,334
Thai Beverage PCL	2,277,800	1,489,029

TOTAL THAILAND		3,625,363

Turkey - 1.5%
Koc Holding A/S	348,000	1,600,318
Tofas Turk Otomobil Fabrikasi A/S	173,940	1,428,716
Turkcell Iletisim Hizmet A/S	494,000	1,625,864

TOTAL TURKEY		4,654,898

United Arab Emirates - 0.5%
National Bank of Abu Dhabi PJSC (a)	555,407	1,587,741
United Kingdom - 2.9%
British American Tobacco PLC (United Kingdom)	21,100	1,437,816
InterContinental Hotel Group PLC	25,755	1,431,348
NMC Health PLC	56,100	1,597,254
Prudential PLC	64,956	1,490,986
Reckitt Benckiser Group PLC	15,600	1,581,421
Unilever PLC	27,150	1,469,300

TOTAL UNITED KINGDOM		9,008,125

United States of America - 7.8%
A.O. Smith Corp.	26,000	1,464,580
Alphabet, Inc. Class C (a)	1,573	1,429,432
Amazon.com, Inc. (a)	1,590	1,539,120
Amphenol Corp. Class A	19,000	1,402,580
Apple, Inc.	10,400	1,497,808
China Biologic Products, Inc. (a)	13,500	1,526,850
Facebook, Inc. Class A (a)	10,100	1,524,898
MasterCard, Inc. Class A	12,400	1,505,980
MercadoLibre, Inc.	4,400	1,103,872
Mettler-Toledo International, Inc. (a)	2,600	1,530,204
Moody's Corp.	13,200	1,606,176
MSCI, Inc.	15,500	1,596,345
Philip Morris International, Inc.	12,500	1,468,125
S&P Global, Inc.	11,300	1,649,687
Sherwin-Williams Co.	4,400	1,544,224
Visa, Inc. Class A	15,500	1,453,590

TOTAL UNITED STATES OF AMERICA		23,843,471

TOTAL COMMON STOCKS
(Cost $217,121,845)		293,444,408

Preferred Stocks - 2.8%
Convertible Preferred Stocks - 0.7%
India - 0.7%
PC Jeweller Ltd. 13.00% (c)	10,902,390	2,051,574
Nonconvertible Preferred Stocks - 2.1%
Brazil - 2.1%
Ambev SA sponsored ADR	490,190	2,691,143
Itau Unibanco Holding SA	355,420	3,942,674
		6,633,817
TOTAL PREFERRED STOCKS
(Cost $7,550,440)		8,685,391

Money Market Funds - 1.2%
Fidelity Cash Central Fund, 1.10% (d)	3,508,286	3,508,987
Fidelity Securities Lending Cash Central Fund 1.09% (d)(e)	160	160
TOTAL MONEY MARKET FUNDS
(Cost $3,509,147)		3,509,147
TOTAL INVESTMENT PORTFOLIO - 99.9%
(Cost $228,181,432)		305,638,946
NET OTHER ASSETS (LIABILITIES) - 0.1%		216,328
NET ASSETS - 100%		$305,855,274

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,051,574 or 0.7% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
PC Jeweller Ltd. 13.00%	7/28/16	$1,627,057

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$18,252
Fidelity Securities Lending Cash Central Fund	6,485
Total	$24,737

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$44,380,115	$33,879,775	$10,500,340	$--
Consumer Staples	36,611,104	30,771,216	5,839,888	--
Energy	7,229,289	7,229,289	--	--
Financials	47,355,371	40,915,483	6,439,888	--
Health Care	12,963,082	12,963,082	--	--
Industrials	30,088,355	28,615,984	1,472,371	--
Information Technology	86,863,226	58,298,446	28,564,780	--
Materials	20,751,946	20,751,946	--	--
Real Estate	3,796,310	3,796,310	--	--
Telecommunication Services	5,833,974	3,281,502	2,552,472	--
Utilities	6,257,027	4,732,708	1,524,319	--
Money Market Funds	3,509,147	3,509,147	--	--
Total Investments in Securities:	$305,638,946	$248,744,888	$56,894,058	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended June 30, 2017. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$0
Level 2 to Level 1	$18,395,002

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		June 30, 2017 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $182) — See accompanying schedule: Unaffiliated issuers (cost $224,672,285)	$302,129,799
Fidelity Central Funds (cost $3,509,147)	3,509,147
Total Investments (cost $228,181,432)		$305,638,946
Foreign currency held at value (cost $398,361)		398,514
Receivable for investments sold		3,048,946
Receivable for fund shares sold		814,530
Dividends receivable		718,761
Distributions receivable from Fidelity Central Funds		4,144
Other receivables		23,840
Total assets		310,647,681
Liabilities
Payable to custodian bank	$298,870
Payable for investments purchased	3,787,326
Payable for fund shares redeemed	154,478
Accrued management fee	199,120
Distribution and service plan fees payable	994
Other affiliated payables	39,004
Other payables and accrued expenses	312,615
Total liabilities		4,792,407
Net Assets		$305,855,274
Net Assets consist of:
Paid in capital		$255,725,263
Undistributed net investment income		1,610,655
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(28,704,480)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		77,223,836
Net Assets		$305,855,274
Initial Class:
Net Asset Value, offering price and redemption price per share ($156,089,013 ÷ 15,010,122 shares)		$10.40
Service Class:
Net Asset Value, offering price and redemption price per share ($610,538 ÷ 58,516 shares)		$10.43
Service Class 2:
Net Asset Value, offering price and redemption price per share ($5,475,300 ÷ 525,370 shares)		$10.42
Investor Class:
Net Asset Value, offering price and redemption price per share ($143,680,423 ÷ 13,878,365 shares)		$10.35

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2017 (Unaudited)
Investment Income
Dividends		$3,338,571
Income from Fidelity Central Funds		24,737
Income before foreign taxes withheld		3,363,308
Less foreign taxes withheld		(307,730)
Total income		3,055,578
Expenses
Management fee	$1,062,268
Transfer agent fees	134,723
Distribution and service plan fees	4,666
Accounting and security lending fees	69,296
Custodian fees and expenses	93,482
Independent trustees' fees and expenses	505
Audit	45,607
Legal	143
Miscellaneous	922
Total expenses before reductions	1,411,612
Expense reductions	(30,124)	1,381,488
Net investment income (loss)		1,674,090
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	3,178,034
Fidelity Central Funds	368
Foreign currency transactions	(9,304)
Total net realized gain (loss)		3,169,098
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $233,302)	52,254,364
Assets and liabilities in foreign currencies	1,924
Total change in net unrealized appreciation (depreciation)		52,256,288
Net gain (loss)		55,425,386
Net increase (decrease) in net assets resulting from operations		$57,099,476

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2017 (Unaudited)	Year ended December 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,674,090	$1,479,027
Net realized gain (loss)	3,169,098	(12,728,655)
Change in net unrealized appreciation (depreciation)	52,256,288	18,862,755
Net increase (decrease) in net assets resulting from operations	57,099,476	7,613,127
Distributions to shareholders from net investment income	(405,059)	(1,110,495)
Share transactions - net increase (decrease)	19,793,875	25,997,383
Total increase (decrease) in net assets	76,488,292	32,500,015
Net Assets
Beginning of period	229,366,982	196,866,967
End of period	$305,855,274	$229,366,982
Other Information
Undistributed net investment income end of period	$1,610,655	$341,624

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — VIP Emerging Markets Portfolio Initial Class

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$8.36	$8.14	$9.10	$9.01	$8.75	$7.74
Income from Investment Operations
Net investment income (loss)A	.06	.06	.06	.06	.07	.11
Net realized and unrealized gain (loss)	2.00	.20	(.97)	.06	.27	1.00
Total from investment operations	2.06	.26	(.91)	.12	.34	1.11
Distributions from net investment income	(.02)	(.04)	(.05)	(.03)	(.07)	(.08)
Distributions from net realized gain	–	–	–	–	(.01)	(.01)
Tax return of capital	–	–	–	–	–	(.01)
Total distributions	(.02)	(.04)	(.05)	(.03)	(.08)	(.10)
Redemption fees added to paid in capitalA	–	–	–B	–B	–B	–B
Net asset value, end of period	$10.40	$8.36	$8.14	$9.10	$9.01	$8.75
Total ReturnC,D,E	24.61%	3.24%	(9.97)%	1.38%	3.85%	14.37%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.02%H	1.05%	1.07%	1.10%	1.14%	1.38%
Expenses net of fee waivers, if any	1.02%H	1.05%	1.07%	1.10%	1.10%	1.10%
Expenses net of all reductions	.99%H	1.05%	1.05%	1.10%	1.07%	1.05%
Net investment income (loss)	1.29%H	.71%	.69%	.62%	.84%	1.36%
Supplemental Data
Net assets, end of period (000 omitted)	$156,089	$132,435	$112,675	$91,224	$60,924	$44,979
Portfolio turnover rateI	69%H	86%	106%	96%	110%	198%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — VIP Emerging Markets Portfolio Service Class

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$8.39	$8.17	$9.14	$9.04	$8.77	$7.76
Income from Investment Operations
Net investment income (loss)A	.06	.05	.05	.05	.07	.10
Net realized and unrealized gain (loss)	1.99	.21	(.98)	.07	.27	1.00
Total from investment operations	2.05	.26	(.93)	.12	.34	1.10
Distributions from net investment income	(.01)	(.04)	(.04)	(.02)	(.06)	(.07)
Distributions from net realized gain	–	–	–	–	(.01)	(.01)
Tax return of capital	–	–	–	–	–	(.01)
Total distributions	(.01)	(.04)	(.04)	(.02)	(.07)	(.09)
Redemption fees added to paid in capitalA	–	–	–B	–B	–B	–B
Net asset value, end of period	$10.43	$8.39	$8.17	$9.14	$9.04	$8.77
Total ReturnC,D,E	24.51%	3.13%	(10.15)%	1.36%	3.84%	14.22%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.11%H	1.16%	1.17%	1.20%	1.23%	1.47%
Expenses net of fee waivers, if any	1.11%H	1.16%	1.17%	1.20%	1.20%	1.20%
Expenses net of all reductions	1.09%H	1.15%	1.16%	1.19%	1.18%	1.15%
Net investment income (loss)	1.19%H	.61%	.58%	.52%	.74%	1.26%
Supplemental Data
Net assets, end of period (000 omitted)	$611	$81	$72	$84	$84	$83
Portfolio turnover rateI	69%H	86%	106%	96%	110%	198%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — VIP Emerging Markets Portfolio Service Class 2

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$8.38	$8.15	$9.12	$9.03	$8.77	$7.76
Income from Investment Operations
Net investment income (loss)A	.05	.04	.04	.03	.05	.09
Net realized and unrealized gain (loss)	2.00	.20	(.98)	.07	.27	1.00
Total from investment operations	2.05	.24	(.94)	.10	.32	1.09
Distributions from net investment income	(.01)	(.01)	(.03)	(.01)	(.06)	(.06)
Distributions from net realized gain	–	–	–	–	(.01)	(.01)
Tax return of capital	–	–	–	–	–	(.01)
Total distributions	(.01)	(.01)	(.03)	(.01)	(.06)B	(.08)
Redemption fees added to paid in capitalA	–	–	–C	–C	–C	–C
Net asset value, end of period	$10.42	$8.38	$8.15	$9.12	$9.03	$8.77
Total ReturnD,E,F	24.51%	2.95%	(10.31)%	1.13%	3.70%	14.10%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.26%I	1.31%	1.32%	1.35%	1.38%	1.63%
Expenses net of fee waivers, if any	1.26%I	1.31%	1.32%	1.35%	1.35%	1.35%
Expenses net of all reductions	1.24%I	1.30%	1.30%	1.34%	1.32%	1.30%
Net investment income (loss)	1.04%I	.45%	.44%	.37%	.59%	1.11%
Supplemental Data
Net assets, end of period (000 omitted)	$5,475	$2,868	$8,076	$7,681	$6,517	$4,042
Portfolio turnover rateJ	69%I	86%	106%	96%	110%	198%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.06 per share is comprised of distributions from net investment income of $.055 and distributions from net realized gain of $.008 per share.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — VIP Emerging Markets Portfolio Investor Class

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$8.32	$8.11	$9.07	$8.98	$8.71	$7.72
Income from Investment Operations
Net investment income (loss)A	.06	.05	.05	.05	.07	.11
Net realized and unrealized gain (loss)	1.98	.20	(.96)	.07	.27	.98
Total from investment operations	2.04	.25	(.91)	.12	.34	1.09
Distributions from net investment income	(.01)	(.04)	(.05)	(.03)	(.06)	(.08)
Distributions from net realized gain	–	–	–	–	(.01)	(.01)
Tax return of capital	–	–	–	–	–	(.01)
Total distributions	(.01)	(.04)	(.05)	(.03)	(.07)	(.10)
Redemption fees added to paid in capitalA	–	–	–B	–B	–B	–B
Net asset value, end of period	$10.35	$8.32	$8.11	$9.07	$8.98	$8.71
Total ReturnC,D,E	24.59%	3.06%	(10.08)%	1.30%	3.90%	14.14%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.10%H	1.14%	1.15%	1.18%	1.22%	1.46%
Expenses net of fee waivers, if any	1.10%H	1.14%	1.15%	1.18%	1.18%	1.18%
Expenses net of all reductions	1.07%H	1.13%	1.13%	1.18%	1.15%	1.13%
Net investment income (loss)	1.21%H	.63%	.61%	.54%	.76%	1.28%
Supplemental Data
Net assets, end of period (000 omitted)	$143,680	$93,982	$76,045	$69,854	$54,761	$46,967
Portfolio turnover rateI	69%H	86%	106%	96%	110%	198%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2017

1. Organization.

VIP Emerging Markets Portfolio (the Fund) is a fund of Variable Insurance Products Fund II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2017, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), capital loss carryforwards, expiring capital loss carryforwards, and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$78,639,680
Gross unrealized depreciation	(1,901,395)
Net unrealized appreciation (depreciation) on securities	$76,738,285
Tax cost	$228,900,661

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$(2,824,257)
Total with expiration	(2,824,257)
No expiration
Short-term	(23,659,933)
Long-term	(4,198,594)
Total no expiration	(27,858,527)
Total capital loss carryforward	$(30,682,784)

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $110,397,082 and $90,368,242, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .55% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .79% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services, were as follows:

Service Class	$137
Service Class 2	4,529
$4,666

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class pays a fee for transfer agent services, typesetting and printing and mailing of shareholder reports, excluding mailing of proxy statements, equal to an annual rate of class-level average net assets. The annual rate for Investor Class is .15% and the annual rate for all other classes is .07%. For the period, transfer agent fees for each class were as follows:

Initial Class	$48,900
Service Class	91
Service Class 2	1,196
Investor Class	84,536
$134,723

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $802 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $407 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $6,485, including $3,415 from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $29,096 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $1,028.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2017	Year ended December 31, 2016
From net investment income
Initial Class	$238,616	$679,873
Service Class	148	291
Service Class 2	4,214	3,358
Investor Class	162,081	426,973
Total	$405,059	$1,110,495

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2017	Year ended December 31, 2016	Six months ended June 30, 2017	Year ended December 31, 2016
Initial Class
Shares sold	1,757,049	4,689,958	$16,661,595	$38,480,671
Reinvestment of distributions	26,454	82,309	238,616	679,873
Shares redeemed	(2,623,142)	(2,767,616)	(25,136,286)	(23,746,125)
Net increase (decrease)	(839,639)	2,004,651	$(8,236,075)	$15,414,419
Service Class
Shares sold	49,826	1,379	$490,399	$11,573
Reinvestment of distributions	16	35	148	291
Shares redeemed	(1,012)	(508)	(10,360)	(3,718)
Net increase (decrease)	48,830	906	$480,187	$8,146
Service Class 2
Shares sold	220,625	162,060	$2,216,512	$1,326,312
Reinvestment of distributions	466	405	4,214	3,358
Shares redeemed	(37,948)	(810,748)	(366,152)	(6,802,720)
Net increase (decrease)	183,143	(648,283)	$1,854,574	$(5,473,050)
Investor Class
Shares sold	3,996,824	3,757,797	$39,041,023	$31,598,034
Reinvestment of distributions	18,029	51,880	162,081	426,973
Shares redeemed	(1,430,976)	(1,895,883)	(13,507,915)	(15,977,139)
Net increase (decrease)	2,583,877	1,913,794	$25,695,189	$16,047,868

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 29% of the total outstanding shares of the Fund. VIP Freedom 2020 Portfolio was the owner of record of approximately 19% of the total outstanding shares of the Fund. Mutual funds managed by the investment adviser or its affiliates were the owners of record, in the aggregate, of approximately 68% of the total outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2017 to June 30, 2017).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2017	Ending Account Value June 30, 2017	Expenses Paid During Period-B January 1, 2017 to June 30, 2017
Initial Class	1.02%
Actual		$1,000.00	$1,246.10	$5.68
Hypothetical-C		$1,000.00	$1,019.74	$5.11
Service Class	1.11%
Actual		$1,000.00	$1,245.10	$6.18
Hypothetical-C		$1,000.00	$1,019.29	$5.56
Service Class 2	1.26%
Actual		$1,000.00	$1,245.10	$7.01
Hypothetical-C		$1,000.00	$1,018.55	$6.31
Investor Class	1.10%
Actual		$1,000.00	$1,245.90	$6.13
Hypothetical-C		$1,000.00	$1,019.34	$5.51

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

VIPEM-SANN-0817
1.858138.109

Fidelity® Variable Insurance Products: Index 500 Portfolio Semi-Annual Report June 30, 2017

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of June 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	3.6	3.2
Microsoft Corp.	2.5	2.5
Amazon.com, Inc.	1.9	1.5
Facebook, Inc. Class A	1.7	1.4
Johnson & Johnson	1.7	1.6
Exxon Mobil Corp.	1.6	1.9
JPMorgan Chase & Co.	1.6	1.6
Berkshire Hathaway, Inc. Class B	1.6	1.6
Alphabet, Inc. Class A	1.3	1.2
Alphabet, Inc. Class C	1.3	1.2
	18.8

Top Market Sectors as of June 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	22.2	20.6
Financials	14.5	14.7
Health Care	14.5	13.5
Consumer Discretionary	12.2	11.9
Industrials	10.2	10.2
Consumer Staples	9.0	9.3
Energy	6.0	7.5
Utilities	3.2	3.1
Real Estate	2.9	2.9
Materials	2.8	2.8

Asset Allocation (% of fund's net assets)

As of June 30, 2017*
Stocks and Equity Futures	100.0%

 * Foreign investments - 4.7%

As of December 31, 2016*
Stocks and Equity Futures	100.0%

 * Foreign investments - 4.3%

Investments June 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.6%
	Shares	Value
CONSUMER DISCRETIONARY - 12.2%
Auto Components - 0.2%
BorgWarner, Inc. (a)	67,174	$2,845,491
Delphi Automotive PLC	90,208	7,906,731
The Goodyear Tire & Rubber Co.	84,787	2,964,154
		13,716,376
Automobiles - 0.5%
Ford Motor Co.	1,317,005	14,737,286
General Motors Co.	462,418	16,152,261
Harley-Davidson, Inc. (a)	58,941	3,183,993
		34,073,540
Distributors - 0.1%
Genuine Parts Co.	49,632	4,603,864
LKQ Corp. (b)	103,809	3,420,507
		8,024,371
Diversified Consumer Services - 0.0%
H&R Block, Inc.	69,760	2,156,282
Hotels, Restaurants & Leisure - 1.8%
Carnival Corp.	140,943	9,241,633
Chipotle Mexican Grill, Inc. (a)(b)	9,652	4,016,197
Darden Restaurants, Inc.	41,869	3,786,632
Hilton, Inc.	68,997	4,267,464
Marriott International, Inc. Class A	104,620	10,494,432
McDonald's Corp.	274,460	42,036,294
Royal Caribbean Cruises Ltd.	56,490	6,170,403
Starbucks Corp.	487,622	28,433,239
Wyndham Worldwide Corp. (a)	35,139	3,528,307
Wynn Resorts Ltd.	26,886	3,605,950
Yum! Brands, Inc.	111,397	8,216,643
		123,797,194
Household Durables - 0.5%
D.R. Horton, Inc.	115,087	3,978,558
Garmin Ltd. (a)	38,632	1,971,391
Leggett & Platt, Inc.	44,552	2,340,317
Lennar Corp. Class A	68,421	3,648,208
Mohawk Industries, Inc. (b)	21,272	5,141,230
Newell Brands, Inc.	162,675	8,722,634
PulteGroup, Inc.	95,616	2,345,460
Whirlpool Corp.	24,908	4,772,871
		32,920,669
Internet & Direct Marketing Retail - 2.7%
Amazon.com, Inc. (b)	133,588	129,313,184
Expedia, Inc.	40,936	6,097,417
Netflix, Inc. (b)	145,133	21,684,322
Priceline Group, Inc. (b)	16,557	30,970,200
TripAdvisor, Inc. (a)(b)	37,187	1,420,543
		189,485,666
Leisure Products - 0.1%
Hasbro, Inc.	37,883	4,224,333
Mattel, Inc.	115,350	2,483,486
		6,707,819
Media - 3.0%
CBS Corp. Class B	124,038	7,911,144
Charter Communications, Inc. Class A (b)	72,628	24,464,742
Comcast Corp. Class A	1,593,657	62,025,130
Discovery Communications, Inc.:
Class A (a)(b)	51,779	1,337,452
Class C (non-vtg.) (b)	70,994	1,789,759
DISH Network Corp. Class A (b)	76,598	4,807,290
Interpublic Group of Companies, Inc.	133,046	3,272,932
News Corp.:
Class A	128,693	1,763,094
Class B	40,332	570,698
Omnicom Group, Inc. (a)	78,372	6,497,039
Scripps Networks Interactive, Inc. Class A (a)	32,295	2,206,071
The Walt Disney Co.	489,861	52,047,731
Time Warner, Inc.	261,149	26,221,971
Twenty-First Century Fox, Inc.:
Class A	354,354	10,042,392
Class B	164,022	4,571,293
Viacom, Inc. Class B (non-vtg.)	118,631	3,982,443
		213,511,181
Multiline Retail - 0.4%
Dollar General Corp.	84,953	6,124,262
Dollar Tree, Inc. (b)	79,701	5,572,694
Kohl's Corp. (a)	57,406	2,219,890
Macy's, Inc.	102,537	2,382,960
Nordstrom, Inc. (a)	37,463	1,791,855
Target Corp.	185,778	9,714,332
		27,805,993
Specialty Retail - 2.2%
Advance Auto Parts, Inc.	24,866	2,899,127
AutoNation, Inc. (a)(b)	22,164	934,434
AutoZone, Inc. (a)(b)	9,481	5,408,531
Bed Bath & Beyond, Inc. (a)	48,878	1,485,891
Best Buy Co., Inc.	89,341	5,121,920
CarMax, Inc. (a)(b)	62,366	3,932,800
Foot Locker, Inc.	44,190	2,177,683
Gap, Inc. (a)	74,122	1,629,943
Home Depot, Inc.	402,582	61,756,079
L Brands, Inc. (a)	81,135	4,372,365
Lowe's Companies, Inc.	288,937	22,401,286
O'Reilly Automotive, Inc. (a)(b)	30,644	6,703,069
Ross Stores, Inc.	131,999	7,620,302
Signet Jewelers Ltd. (a)	23,032	1,456,544
Staples, Inc.	219,942	2,214,816
Tiffany & Co., Inc. (a)	36,097	3,388,425
TJX Companies, Inc.	216,612	15,632,888
Tractor Supply Co.	43,292	2,346,859
Ulta Beauty, Inc. (b)	19,635	5,641,921
		157,124,883
Textiles, Apparel & Luxury Goods - 0.7%
Coach, Inc.	94,665	4,481,441
Hanesbrands, Inc. (a)	122,622	2,839,926
Michael Kors Holdings Ltd. (b)	52,476	1,902,255
NIKE, Inc. Class B	446,246	26,328,514
PVH Corp.	26,267	3,007,572
Ralph Lauren Corp.	18,559	1,369,654
Under Armour, Inc.:
Class A (sub. vtg.) (a)(b)	62,185	1,353,146
Class C (non-vtg.) (a)	62,074	1,251,412
VF Corp. (a)	107,877	6,213,715
		48,747,635

TOTAL CONSUMER DISCRETIONARY		858,071,609

CONSUMER STAPLES - 9.0%
Beverages - 2.1%
Brown-Forman Corp. Class B (non-vtg.)	59,564	2,894,810
Constellation Brands, Inc. Class A (sub. vtg.)	57,732	11,184,420
Dr. Pepper Snapple Group, Inc.	61,896	5,639,345
Molson Coors Brewing Co. Class B	62,181	5,368,708
Monster Beverage Corp. (b)	135,752	6,744,159
PepsiCo, Inc.	481,022	55,553,231
The Coca-Cola Co.	1,294,837	58,073,439
		145,458,112
Food & Staples Retailing - 1.9%
Costco Wholesale Corp.	147,688	23,619,742
CVS Health Corp.	343,061	27,602,688
Kroger Co.	307,303	7,166,306
Sysco Corp.	165,801	8,344,764
Wal-Mart Stores, Inc.	497,389	37,642,400
Walgreens Boots Alliance, Inc.	287,553	22,518,275
Whole Foods Market, Inc.	107,608	4,531,373
		131,425,548
Food Products - 1.4%
Archer Daniels Midland Co.	192,162	7,951,664
Campbell Soup Co.	64,571	3,367,378
ConAgra Foods, Inc.	136,116	4,867,508
General Mills, Inc.	194,003	10,747,766
Hormel Foods Corp. (a)	90,832	3,098,280
Kellogg Co. (a)	84,924	5,898,821
McCormick & Co., Inc. (non-vtg.) (a)	38,127	3,717,764
Mondelez International, Inc.	510,916	22,066,462
The Hershey Co.	47,140	5,061,422
The J.M. Smucker Co.	39,204	4,639,009
The Kraft Heinz Co.	200,908	17,205,761
Tyson Foods, Inc. Class A	97,044	6,077,866
		94,699,701
Household Products - 1.7%
Church & Dwight Co., Inc.	83,932	4,354,392
Clorox Co.	43,370	5,778,619
Colgate-Palmolive Co.	297,433	22,048,708
Kimberly-Clark Corp.	119,516	15,430,711
Procter & Gamble Co.	861,231	75,056,282
		122,668,712
Personal Products - 0.1%
Coty, Inc. Class A (a)	158,605	2,975,430
Estee Lauder Companies, Inc. Class A	75,385	7,235,452
		10,210,882
Tobacco - 1.8%
Altria Group, Inc.	650,447	48,438,788
Philip Morris International, Inc.	522,993	61,425,528
Reynolds American, Inc.	278,644	18,123,006
		127,987,322

TOTAL CONSUMER STAPLES		632,450,277

ENERGY - 6.0%
Energy Equipment & Services - 0.9%
Baker Hughes, Inc.	143,274	7,809,866
Halliburton Co.	292,239	12,481,528
Helmerich & Payne, Inc. (a)	36,558	1,986,562
National Oilwell Varco, Inc. (a)	127,972	4,215,398
Schlumberger Ltd.	467,882	30,805,351
TechnipFMC PLC (b)	157,117	4,273,582
Transocean Ltd. (United States) (a)(b)	131,677	1,083,702
		62,655,989
Oil, Gas & Consumable Fuels - 5.1%
Anadarko Petroleum Corp.	188,684	8,554,933
Apache Corp. (a)	128,083	6,139,018
Cabot Oil & Gas Corp.	156,757	3,931,466
Chesapeake Energy Corp. (a)(b)	256,851	1,276,549
Chevron Corp.	637,958	66,558,158
Cimarex Energy Co.	32,026	3,010,764
Concho Resources, Inc. (b)	49,891	6,063,253
ConocoPhillips Co.	416,573	18,312,549
Devon Energy Corp.	177,020	5,659,329
EOG Resources, Inc.	194,385	17,595,730
EQT Corp.	58,361	3,419,371
Exxon Mobil Corp.	1,426,824	115,187,502
Hess Corp.	90,995	3,991,951
Kinder Morgan, Inc.	646,492	12,386,787
Marathon Oil Corp.	286,220	3,391,707
Marathon Petroleum Corp.	174,675	9,140,743
Murphy Oil Corp. (a)	54,616	1,399,808
Newfield Exploration Co. (b)	67,075	1,908,955
Noble Energy, Inc.	153,276	4,337,711
Occidental Petroleum Corp.	257,459	15,414,070
ONEOK, Inc.	127,924	6,672,516
Phillips 66 Co.	147,719	12,214,884
Pioneer Natural Resources Co.	57,276	9,140,104
Range Resources Corp. (a)	63,362	1,468,098
Tesoro Corp.	50,890	4,763,304
The Williams Companies, Inc.	278,233	8,424,895
Valero Energy Corp.	150,597	10,159,274
		360,523,429

TOTAL ENERGY		423,179,418

FINANCIALS - 14.5%
Banks - 6.5%
Bank of America Corp.	3,351,125	81,298,293
BB&T Corp.	273,214	12,406,648
Citigroup, Inc.	927,111	62,005,184
Citizens Financial Group, Inc.	170,570	6,085,938
Comerica, Inc.	59,580	4,363,639
Fifth Third Bancorp	252,640	6,558,534
Huntington Bancshares, Inc.	366,068	4,949,239
JPMorgan Chase & Co.	1,196,343	109,345,750
KeyCorp	369,095	6,916,840
M&T Bank Corp.	51,811	8,390,791
Peoples United Financial, Inc. (a)	115,952	2,047,712
PNC Financial Services Group, Inc.	162,945	20,346,942
Regions Financial Corp.	404,773	5,925,877
SunTrust Banks, Inc.	162,802	9,234,129
U.S. Bancorp	533,440	27,696,205
Wells Fargo & Co.	1,514,482	83,917,448
Zions Bancorporation (a)	68,232	2,996,067
		454,485,236
Capital Markets - 2.9%
Affiliated Managers Group, Inc.	19,060	3,161,292
Ameriprise Financial, Inc.	51,336	6,534,559
Bank of New York Mellon Corp.	350,160	17,865,163
BlackRock, Inc. Class A	40,826	17,245,311
CBOE Holdings, Inc.	30,937	2,827,642
Charles Schwab Corp.	409,733	17,602,130
CME Group, Inc.	114,418	14,329,710
E*TRADE Financial Corp. (b)	92,493	3,517,509
Franklin Resources, Inc.	115,298	5,164,197
Goldman Sachs Group, Inc.	123,270	27,353,613
IntercontinentalExchange, Inc.	199,368	13,142,339
Invesco Ltd.	137,002	4,821,100
Moody's Corp.	56,043	6,819,312
Morgan Stanley	479,618	21,371,778
Northern Trust Corp.	72,670	7,064,251
Raymond James Financial, Inc.	43,162	3,462,456
S&P Global, Inc.	86,810	12,673,392
State Street Corp.	119,089	10,685,856
T. Rowe Price Group, Inc. (a)	81,243	6,029,043
The NASDAQ OMX Group, Inc.	38,378	2,743,643
		204,414,296
Consumer Finance - 0.7%
American Express Co.	252,810	21,296,714
Capital One Financial Corp.	162,631	13,436,573
Discover Financial Services	128,023	7,961,750
Navient Corp.	95,949	1,597,551
Synchrony Financial	259,367	7,734,324
		52,026,912
Diversified Financial Services - 1.6%
Berkshire Hathaway, Inc. Class B (b)	639,619	108,332,270
Leucadia National Corp.	109,046	2,852,643
		111,184,913
Insurance - 2.8%
AFLAC, Inc.	133,631	10,380,456
Allstate Corp.	122,745	10,855,568
American International Group, Inc.	296,150	18,515,298
Aon PLC	88,247	11,732,439
Arthur J. Gallagher & Co.	60,435	3,459,904
Assurant, Inc.	18,449	1,912,977
Chubb Ltd.	157,229	22,857,952
Cincinnati Financial Corp. (a)	50,465	3,656,189
Everest Re Group Ltd.	13,829	3,520,725
Hartford Financial Services Group, Inc.	123,702	6,503,014
Lincoln National Corp.	75,522	5,103,777
Loews Corp.	92,970	4,351,926
Marsh & McLennan Companies, Inc.	173,530	13,528,399
MetLife, Inc.	363,822	19,988,381
Principal Financial Group, Inc.	90,259	5,782,894
Progressive Corp.	195,608	8,624,357
Prudential Financial, Inc.	144,458	15,621,688
The Travelers Companies, Inc.	94,088	11,904,955
Torchmark Corp.	36,634	2,802,501
Unum Group	76,847	3,583,376
Willis Group Holdings PLC	42,792	6,224,524
XL Group Ltd.	88,036	3,855,977
		194,767,277

TOTAL FINANCIALS		1,016,878,634

HEALTH CARE - 14.5%
Biotechnology - 3.0%
AbbVie, Inc.	535,923	38,859,777
Alexion Pharmaceuticals, Inc. (b)	75,616	9,200,199
Amgen, Inc.	247,798	42,678,250
Biogen, Inc. (b)	71,931	19,519,196
Celgene Corp. (b)	262,929	34,146,589
Gilead Sciences, Inc.	440,017	31,144,403
Incyte Corp. (b)	57,232	7,206,081
Regeneron Pharmaceuticals, Inc. (b)	25,658	12,601,670
Vertex Pharmaceuticals, Inc. (b)	83,870	10,808,327
		206,164,492
Health Care Equipment & Supplies - 2.9%
Abbott Laboratories	584,322	28,403,892
Align Technology, Inc. (b)	25,427	3,817,101
Baxter International, Inc.	164,245	9,943,392
Becton, Dickinson & Co.	76,557	14,937,036
Boston Scientific Corp. (b)	461,122	12,782,302
C.R. Bard, Inc.	24,385	7,708,342
Danaher Corp.	205,685	17,357,757
Dentsply Sirona, Inc.	77,189	5,004,935
Edwards Lifesciences Corp. (b)	70,647	8,353,301
Hologic, Inc. (b)	94,289	4,278,835
IDEXX Laboratories, Inc. (b)	29,674	4,789,977
Intuitive Surgical, Inc. (b)	12,406	11,604,200
Medtronic PLC	460,948	40,909,135
Stryker Corp.	104,463	14,497,375
The Cooper Companies, Inc.	16,452	3,938,938
Varian Medical Systems, Inc. (a)(b)	30,953	3,194,040
Zimmer Biomet Holdings, Inc.	67,759	8,700,256
		200,220,814
Health Care Providers & Services - 2.8%
Aetna, Inc.	111,694	16,958,500
AmerisourceBergen Corp. (a)	55,881	5,282,431
Anthem, Inc.	89,229	16,786,652
Cardinal Health, Inc.	106,368	8,288,195
Centene Corp. (b)	58,012	4,633,999
Cigna Corp.	86,208	14,430,357
DaVita HealthCare Partners, Inc. (b)	52,422	3,394,849
Envision Healthcare Corp. (a)(b)	39,553	2,478,787
Express Scripts Holding Co. (b)	199,860	12,759,062
HCA Holdings, Inc. (b)	96,368	8,403,290
Henry Schein, Inc. (b)	26,713	4,889,013
Humana, Inc.	48,596	11,693,170
Laboratory Corp. of America Holdings (b)	34,448	5,309,815
McKesson Corp.	71,017	11,685,137
Patterson Companies, Inc. (a)	27,475	1,289,951
Quest Diagnostics, Inc.	46,074	5,121,586
UnitedHealth Group, Inc.	324,496	60,168,048
Universal Health Services, Inc. Class B	30,107	3,675,463
		197,248,305
Health Care Technology - 0.1%
Cerner Corp. (b)	98,998	6,580,397
Life Sciences Tools & Services - 0.7%
Agilent Technologies, Inc.	108,529	6,436,855
Illumina, Inc. (b)	49,163	8,530,764
Mettler-Toledo International, Inc. (b)	8,695	5,117,355
PerkinElmer, Inc.	37,054	2,524,860
Thermo Fisher Scientific, Inc.	131,736	22,983,980
Waters Corp. (b)	26,951	4,954,672
		50,548,486
Pharmaceuticals - 5.0%
Allergan PLC	113,097	27,492,750
Bristol-Myers Squibb Co.	554,744	30,910,336
Eli Lilly & Co.	326,961	26,908,890
Johnson & Johnson	907,100	120,000,259
Mallinckrodt PLC (b)	33,453	1,499,029
Merck & Co., Inc.	921,018	59,028,044
Mylan N.V. (b)	155,215	6,025,446
Perrigo Co. PLC (a)	48,279	3,646,030
Pfizer, Inc.	2,009,565	67,501,288
Zoetis, Inc. Class A	165,267	10,309,355
		353,321,427

TOTAL HEALTH CARE		1,014,083,921

INDUSTRIALS - 10.2%
Aerospace & Defense - 2.3%
Arconic, Inc.	148,422	3,361,758
General Dynamics Corp.	95,492	18,916,965
L3 Technologies, Inc.	26,224	4,381,506
Lockheed Martin Corp.	83,820	23,269,270
Northrop Grumman Corp.	58,784	15,090,441
Raytheon Co.	98,014	15,827,301
Rockwell Collins, Inc.	54,680	5,745,774
Textron, Inc.	90,140	4,245,594
The Boeing Co.	189,018	37,378,310
TransDigm Group, Inc. (a)	16,467	4,427,482
United Technologies Corp.	250,913	30,638,986
		163,283,387
Air Freight & Logistics - 0.7%
C.H. Robinson Worldwide, Inc. (a)	47,442	3,258,317
Expeditors International of Washington, Inc.	60,667	3,426,472
FedEx Corp.	82,831	18,001,661
United Parcel Service, Inc. Class B	231,931	25,649,249
		50,335,699
Airlines - 0.6%
Alaska Air Group, Inc.	41,621	3,735,901
American Airlines Group, Inc. (a)	165,871	8,346,629
Delta Air Lines, Inc.	247,849	13,319,405
Southwest Airlines Co.	203,609	12,652,263
United Continental Holdings, Inc. (b)	94,887	7,140,247
		45,194,445
Building Products - 0.3%
Allegion PLC	32,081	2,602,411
Fortune Brands Home & Security, Inc.	51,804	3,379,693
Johnson Controls International PLC	315,891	13,697,034
Masco Corp.	107,736	4,116,593
		23,795,731
Commercial Services & Supplies - 0.3%
Cintas Corp.	29,082	3,665,495
Republic Services, Inc.	77,413	4,933,530
Stericycle, Inc. (b)	28,712	2,191,300
Waste Management, Inc.	136,867	10,039,194
		20,829,519
Construction & Engineering - 0.1%
Fluor Corp.	47,069	2,154,819
Jacobs Engineering Group, Inc.	40,551	2,205,569
Quanta Services, Inc. (b)	49,874	1,641,852
		6,002,240
Electrical Equipment - 0.7%
Acuity Brands, Inc. (a)	14,850	3,018,708
AMETEK, Inc.	77,485	4,693,266
Eaton Corp. PLC	150,620	11,722,755
Emerson Electric Co.	217,017	12,938,554
Fortive Corp.	101,534	6,432,179
Rockwell Automation, Inc.	43,383	7,026,311
		45,831,773
Industrial Conglomerates - 2.3%
3M Co.	201,230	41,894,074
General Electric Co.	2,932,504	79,206,933
Honeywell International, Inc.	256,704	34,216,076
Roper Technologies, Inc.	34,357	7,954,676
		163,271,759
Machinery - 1.5%
Caterpillar, Inc.	198,388	21,318,774
Cummins, Inc.	52,038	8,441,604
Deere & Co.	99,091	12,246,657
Dover Corp.	52,419	4,205,052
Flowserve Corp. (a)	43,983	2,042,131
Illinois Tool Works, Inc.	104,692	14,997,129
Ingersoll-Rand PLC	86,211	7,878,823
PACCAR, Inc.	118,287	7,811,673
Parker Hannifin Corp.	44,847	7,167,448
Pentair PLC	56,458	3,756,715
Snap-On, Inc.	19,513	3,083,054
Stanley Black & Decker, Inc.	51,511	7,249,143
Xylem, Inc.	60,516	3,354,402
		103,552,605
Professional Services - 0.3%
Equifax, Inc.	40,479	5,562,624
IHS Markit Ltd. (a)(b)	106,866	4,706,379
Nielsen Holdings PLC (a)	113,096	4,372,291
Robert Half International, Inc.	42,825	2,052,602
Verisk Analytics, Inc. (b)	51,778	4,368,510
		21,062,406
Road & Rail - 0.9%
CSX Corp.	310,698	16,951,683
J.B. Hunt Transport Services, Inc.	28,887	2,639,694
Kansas City Southern	35,722	3,738,307
Norfolk Southern Corp.	97,579	11,875,364
Union Pacific Corp.	271,891	29,611,649
		64,816,697
Trading Companies & Distributors - 0.2%
Fastenal Co. (a)	97,405	4,240,040
United Rentals, Inc. (b)	28,458	3,207,501
W.W. Grainger, Inc. (a)	18,094	3,266,510
		10,714,051

TOTAL INDUSTRIALS		718,690,312

INFORMATION TECHNOLOGY - 22.2%
Communications Equipment - 1.0%
Cisco Systems, Inc.	1,683,679	52,699,153
F5 Networks, Inc. (b)	21,788	2,768,383
Harris Corp.	41,052	4,477,952
Juniper Networks, Inc.	128,664	3,587,152
Motorola Solutions, Inc. (a)	55,045	4,774,603
		68,307,243
Electronic Equipment & Components - 0.4%
Amphenol Corp. Class A	102,911	7,596,890
Corning, Inc.	309,872	9,311,654
FLIR Systems, Inc.	45,949	1,592,592
TE Connectivity Ltd.	119,549	9,406,115
		27,907,251
Internet Software & Services - 4.6%
Akamai Technologies, Inc. (b)	58,212	2,899,540
Alphabet, Inc.:
Class A (b)	100,221	93,173,459
Class C(b)	100,478	91,307,373
eBay, Inc. (b)	338,946	11,835,994
Facebook, Inc. Class A (b)	795,946	120,171,927
VeriSign, Inc. (a)(b)	29,728	2,763,515
		322,151,808
IT Services - 3.8%
Accenture PLC Class A	208,802	25,824,631
Alliance Data Systems Corp. (a)	18,748	4,812,424
Automatic Data Processing, Inc.	150,657	15,436,316
Cognizant Technology Solutions Corp. Class A	198,334	13,169,378
CSRA, Inc.	48,925	1,553,369
DXC Technology Co.	95,350	7,315,252
Fidelity National Information Services, Inc.	111,318	9,506,557
Fiserv, Inc. (b)	71,515	8,749,145
Gartner, Inc. (b)	30,451	3,761,003
Global Payments, Inc.	51,346	4,637,571
IBM Corp.	287,887	44,285,657
MasterCard, Inc. Class A	315,852	38,360,225
Paychex, Inc.	107,664	6,130,388
PayPal Holdings, Inc. (b)	376,187	20,189,956
The Western Union Co. (a)	158,686	3,022,968
Total System Services, Inc.	55,772	3,248,719
Visa, Inc. Class A	621,692	58,302,276
		268,305,835
Semiconductors & Semiconductor Equipment - 3.4%
Advanced Micro Devices, Inc. (a)(b)	260,938	3,256,506
Analog Devices, Inc.	123,584	9,614,835
Applied Materials, Inc.	361,863	14,948,561
Broadcom Ltd.	135,152	31,497,174
Intel Corp.	1,585,672	53,500,573
KLA-Tencor Corp.	52,787	4,830,538
Lam Research Corp.	54,319	7,682,336
Microchip Technology, Inc. (a)	77,246	5,961,846
Micron Technology, Inc. (b)	350,177	10,456,285
NVIDIA Corp.	200,356	28,963,463
Qorvo, Inc. (a)(b)	42,798	2,709,969
Qualcomm, Inc.	497,501	27,472,005
Skyworks Solutions, Inc.	62,136	5,961,949
Texas Instruments, Inc.	335,494	25,809,553
Xilinx, Inc. (a)	83,526	5,372,392
		238,037,985
Software - 4.9%
Activision Blizzard, Inc.	233,480	13,441,444
Adobe Systems, Inc. (b)	166,581	23,561,217
ANSYS, Inc. (b)	28,790	3,503,167
Autodesk, Inc. (b)	65,308	6,584,353
CA Technologies, Inc.	105,518	3,637,205
Citrix Systems, Inc. (b)	50,896	4,050,304
Electronic Arts, Inc. (b)	104,396	11,036,745
Intuit, Inc.	81,963	10,885,506
Microsoft Corp.	2,599,746	179,200,492
Oracle Corp.	1,011,449	50,714,053
Red Hat, Inc. (b)	59,863	5,731,882
Salesforce.com, Inc. (b)	225,159	19,498,769
Symantec Corp.	204,814	5,785,996
Synopsys, Inc. (b)	50,615	3,691,352
		341,322,485
Technology Hardware, Storage & Peripherals - 4.1%
Apple, Inc.	1,755,668	252,851,302
Hewlett Packard Enterprise Co.	560,597	9,300,304
HP, Inc.	566,833	9,908,241
NetApp, Inc.	91,238	3,654,082
Seagate Technology LLC (a)	100,009	3,875,349
Western Digital Corp.	98,071	8,689,091
Xerox Corp.	71,886	2,065,285
		290,343,654

TOTAL INFORMATION TECHNOLOGY		1,556,376,261

MATERIALS - 2.8%
Chemicals - 2.1%
Air Products & Chemicals, Inc.	73,315	10,488,444
Albemarle Corp. U.S.	37,294	3,936,009
CF Industries Holdings, Inc. (a)	78,502	2,194,916
E.I. du Pont de Nemours & Co.	291,958	23,563,930
Eastman Chemical Co.	49,105	4,124,329
Ecolab, Inc.	87,901	11,668,858
FMC Corp.	45,123	3,296,235
International Flavors & Fragrances, Inc.	26,592	3,589,920
LyondellBasell Industries NV Class A	111,223	9,386,109
Monsanto Co.	147,761	17,488,992
PPG Industries, Inc.	86,270	9,486,249
Praxair, Inc.	96,259	12,759,130
Sherwin-Williams Co.	27,282	9,574,891
The Dow Chemical Co.	378,476	23,870,481
The Mosaic Co.	118,199	2,698,483
		148,126,976
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	21,090	4,694,212
Vulcan Materials Co.	44,501	5,637,387
		10,331,599
Containers & Packaging - 0.3%
Avery Dennison Corp.	29,820	2,635,193
Ball Corp.	117,895	4,976,348
International Paper Co.	139,035	7,870,771
Sealed Air Corp.	65,937	2,951,340
WestRock Co.	84,553	4,790,773
		23,224,425
Metals & Mining - 0.3%
Freeport-McMoRan, Inc. (b)	448,213	5,383,038
Newmont Mining Corp.	179,557	5,815,851
Nucor Corp.	107,435	6,217,263
		17,416,152

TOTAL MATERIALS		199,099,152

REAL ESTATE - 2.9%
Equity Real Estate Investment Trusts (REITs) - 2.9%
Alexandria Real Estate Equities, Inc.	30,667	3,694,453
American Tower Corp.	143,114	18,936,844
Apartment Investment & Management Co. Class A	52,874	2,271,996
AvalonBay Communities, Inc.	46,397	8,916,111
Boston Properties, Inc.	51,809	6,373,543
Crown Castle International Corp.	123,281	12,350,291
Digital Realty Trust, Inc.	53,801	6,076,823
Equinix, Inc.	26,235	11,259,013
Equity Residential (SBI)	123,633	8,138,760
Essex Property Trust, Inc.	22,089	5,682,837
Extra Space Storage, Inc. (a)	42,399	3,307,122
Federal Realty Investment Trust (SBI)	24,325	3,074,437
General Growth Properties, Inc. (a)	196,154	4,621,388
HCP, Inc.	157,783	5,042,745
Host Hotels & Resorts, Inc. (a)	249,096	4,550,984
Iron Mountain, Inc.	82,711	2,841,950
Kimco Realty Corp.	143,332	2,630,142
Mid-America Apartment Communities, Inc.	38,245	4,030,258
Prologis, Inc.	178,574	10,471,579
Public Storage	50,344	10,498,234
Realty Income Corp.	91,948	5,073,691
Regency Centers Corp.	49,253	3,085,208
Simon Property Group, Inc.	105,126	17,005,182
SL Green Realty Corp.	34,290	3,627,882
The Macerich Co.	40,103	2,328,380
UDR, Inc.	90,039	3,508,820
Ventas, Inc.	119,497	8,302,652
Vornado Realty Trust	58,004	5,446,576
Welltower, Inc.	123,300	9,229,005
Weyerhaeuser Co.	252,985	8,474,998
		200,851,904
Real Estate Management & Development - 0.0%
CBRE Group, Inc. (b)	101,258	3,685,791

TOTAL REAL ESTATE		204,537,695

TELECOMMUNICATION SERVICES - 2.1%
Diversified Telecommunication Services - 2.1%
AT&T, Inc.	2,070,229	78,109,740
CenturyLink, Inc. (a)	184,803	4,413,096
Level 3 Communications, Inc. (b)	98,569	5,845,142
Verizon Communications, Inc.	1,373,655	61,347,432
		149,715,410
UTILITIES - 3.2%
Electric Utilities - 2.0%
Alliant Energy Corp.	76,715	3,081,642
American Electric Power Co., Inc.	165,575	11,502,495
Duke Energy Corp.	235,673	19,699,906
Edison International	109,711	8,578,303
Entergy Corp.	60,432	4,639,365
Eversource Energy	106,706	6,478,121
Exelon Corp.	311,847	11,248,321
FirstEnergy Corp.	149,422	4,357,146
NextEra Energy, Inc.	157,646	22,090,934
PG&E Corp.	171,939	11,411,591
Pinnacle West Capital Corp.	37,566	3,199,121
PPL Corp.	230,047	8,893,617
Southern Co.	334,913	16,035,634
Xcel Energy, Inc.	170,980	7,844,562
		139,060,758
Independent Power and Renewable Electricity Producers - 0.1%
NRG Energy, Inc.	106,435	1,832,811
The AES Corp.	222,292	2,469,664
		4,302,475
Multi-Utilities - 1.0%
Ameren Corp.	81,703	4,466,703
CenterPoint Energy, Inc.	145,120	3,973,386
CMS Energy Corp.	94,438	4,367,758
Consolidated Edison, Inc.	102,831	8,310,801
Dominion Resources, Inc.	211,800	16,230,234
DTE Energy Co.	60,405	6,390,245
NiSource, Inc.	108,915	2,762,084
Public Service Enterprise Group, Inc.	170,346	7,326,581
SCANA Corp.	48,125	3,224,856
Sempra Energy	84,463	9,523,203
WEC Energy Group, Inc.	106,266	6,522,607
		73,098,458
Water Utilities - 0.1%
American Water Works Co., Inc.	60,003	4,677,234

TOTAL UTILITIES		221,138,925

TOTAL COMMON STOCKS
(Cost $3,780,184,691)		6,994,221,614
	Principal Amount	Value

U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills, yield at date of purchase 0.88% 10/12/17 (c)
(Cost $3,990,020)	4,000,000	3,988,580
	Shares	Value

Money Market Funds - 3.2%
Fidelity Cash Central Fund, 1.10% (d)	19,550,802	$19,554,712
Fidelity Securities Lending Cash Central Fund 1.09% (d)(e)	203,360,157	203,380,493
TOTAL MONEY MARKET FUNDS
(Cost $222,919,777)		222,935,205
TOTAL INVESTMENT PORTFOLIO - 102.9%
(Cost $4,007,094,488)		7,221,145,399
NET OTHER ASSETS (LIABILITIES) - (2.9)%		(200,570,312)
NET ASSETS - 100%		$7,020,575,087

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
222 CME E-mini S&P 500 Index Contracts (United States)	Sept. 2017	26,871,990	$(90,417)

The face value of futures purchased as a percentage of Net Assets is 0.4%

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,066,945.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$176,796
Fidelity Securities Lending Cash Central Fund	86,635
Total	$263,431

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$858,071,609	$858,071,609	$--	$--
Consumer Staples	632,450,277	632,450,277	--	--
Energy	423,179,418	423,179,418	--	--
Financials	1,016,878,634	1,016,878,634	--	--
Health Care	1,014,083,921	1,014,083,921	--	--
Industrials	718,690,312	718,690,312	--	--
Information Technology	1,556,376,261	1,556,376,261	--	--
Materials	199,099,152	199,099,152	--	--
Real Estate	204,537,695	204,537,695	--	--
Telecommunication Services	149,715,410	149,715,410	--	--
Utilities	221,138,925	221,138,925	--	--
U.S. Government and Government Agency Obligations	3,988,580	--	3,988,580	--
Money Market Funds	222,935,205	222,935,205	--	--
Total Investments in Securities:	$7,221,145,399	$7,217,156,819	$3,988,580	$--
Derivative Instruments:
Liabilities
Futures Contracts	$(90,417)	$(90,417)	$--	$--
Total Liabilities	$(90,417)	$(90,417)	$--	$--
Total Derivative Instruments:	$(90,417)	$(90,417)	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of June 30, 2017. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$0	$(90,417)
Total Equity Risk	0	(90,417)
Total Value of Derivatives	$0	$(90,417)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin for derivative instruments, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		June 30, 2017 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $199,577,867) — See accompanying schedule: Unaffiliated issuers (cost $3,784,174,711)	$6,998,210,194
Fidelity Central Funds (cost $222,919,777)	222,935,205
Total Investments (cost $4,007,094,488)		$7,221,145,399
Receivable for fund shares sold		4,344,954
Dividends receivable		6,976,072
Distributions receivable from Fidelity Central Funds		28,500
Receivable for daily variation margin for derivative instruments		10,352
Other receivables		41,406
Total assets		7,232,546,683
Liabilities
Payable for investments purchased	$2,966,458
Payable for fund shares redeemed	4,721,160
Accrued management fee	264,414
Distribution and service plan fees payable	289,241
Other affiliated payables	323,231
Other payables and accrued expenses	41,417
Collateral on securities loaned	203,365,675
Total liabilities		211,971,596
Net Assets		$7,020,575,087
Net Assets consist of:
Paid in capital		$3,750,612,778
Undistributed net investment income		62,158,233
Accumulated undistributed net realized gain (loss) on investments		(6,156,418)
Net unrealized appreciation (depreciation) on investments		3,213,960,494
Net Assets		$7,020,575,087
Initial Class:
Net Asset Value, offering price and redemption price per share ($5,588,699,174 ÷ 22,622,095 shares)		$247.05
Service Class:
Net Asset Value, offering price and redemption price per share ($80,833,685 ÷ 328,414 shares)		$246.13
Service Class 2:
Net Asset Value, offering price and redemption price per share ($1,351,042,228 ÷ 5,540,754 shares)		$243.84

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2017 (Unaudited)
Investment Income
Dividends		$67,047,540
Interest		11,453
Income from Fidelity Central Funds		263,431
Total income		67,322,424
Expenses
Management fee	$1,522,704
Transfer agent fees	1,861,083
Distribution and service plan fees	1,665,498
Independent trustees' fees and expenses	13,155
Legal	5,468
Miscellaneous	10,745
Total expenses before reductions	5,078,653
Expense reductions	(684)	5,077,969
Net investment income (loss)		62,244,455
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	2,986,106
Fidelity Central Funds	15,667
Futures contracts	3,888,024
Total net realized gain (loss)		6,889,797
Change in net unrealized appreciation (depreciation) on: Investment securities	520,486,874
Futures contracts	27,360
Total change in net unrealized appreciation (depreciation)		520,514,234
Net gain (loss)		527,404,031
Net increase (decrease) in net assets resulting from operations		$589,648,486

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2017 (Unaudited)	Year ended December 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$62,244,455	$107,503,577
Net realized gain (loss)	6,889,797	17,682,543
Change in net unrealized appreciation (depreciation)	520,514,234	474,343,317
Net increase (decrease) in net assets resulting from operations	589,648,486	599,529,437
Distributions to shareholders from net investment income	(20,827,473)	(86,820,037)
Distributions to shareholders from net realized gain	(19,367,326)	(4,792,061)
Total distributions	(40,194,799)	(91,612,098)
Share transactions - net increase (decrease)	176,820,797	1,042,741,643
Total increase (decrease) in net assets	726,274,484	1,550,658,982
Net Assets
Beginning of period	6,294,300,603	4,743,641,621
End of period	$7,020,575,087	$6,294,300,603
Other Information
Undistributed net investment income end of period	$62,158,233	$20,741,251

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — VIP Index 500 Portfolio Initial Class

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$227.46	$206.43	$208.12	$186.29	$144.91	$129.33
Income from Investment Operations
Net investment income (loss)A	2.26	4.42	4.15	3.75	3.31	3.12
Net realized and unrealized gain (loss)	18.78	20.06	(1.44)	21.58	42.98	17.29
Total from investment operations	21.04	24.48	2.71	25.33	46.29	20.41
Distributions from net investment income	(.76)	(3.23)	(4.26)	(3.31)	(3.27)	(3.06)
Distributions from net realized gain	(.69)	(.22)	(.13)	(.18)	(1.64)	(1.77)
Total distributions	(1.45)	(3.45)	(4.40)B	(3.50)C	(4.91)	(4.83)
Net asset value, end of period	$247.05	$227.46	$206.43	$208.12	$186.29	$144.91
Total ReturnD,E,F	9.29%	11.86%	1.33%	13.57%	32.25%	15.91%
Ratios to Average Net AssetsG,H
Expenses before reductions	.10%I	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10%I	.10%	.10%	.10%	.10%	.10%
Expenses net of all reductions	.10%I	.10%	.10%	.10%	.10%	.10%
Net investment income (loss)	1.89%I	2.07%	1.98%	1.91%	1.98%	2.20%
Supplemental Data
Net assets, end of period (000 omitted)	$5,588,699	$5,001,375	$4,103,865	$3,823,973	$3,163,673	$2,294,364
Portfolio turnover rateJ	3%I	6%	9%	3%	5%	5%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $4.40 per share is comprised of distributions from net investment income of $4.262 and distributions from net realized gain of $.133 per share.

 C Total distributions of $3.50 per share is comprised of distributions from net investment income of $3.314 and distributions from net realized gain of $.184 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — VIP Index 500 Portfolio Service Class

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$226.70	$205.82	$207.49	$185.77	$144.53	$129.00
Income from Investment Operations
Net investment income (loss)A	2.14	4.19	3.93	3.54	3.13	2.97
Net realized and unrealized gain (loss)	18.71	19.97	(1.43)	21.50	42.85	17.25
Total from investment operations	20.85	24.16	2.50	25.04	45.98	20.22
Distributions from net investment income	(.73)	(3.07)	(4.03)	(3.14)	(3.10)	(2.92)
Distributions from net realized gain	(.69)	(.22)	(.13)	(.18)	(1.64)	(1.77)
Total distributions	(1.42)	(3.28)B	(4.17)C	(3.32)	(4.74)	(4.69)
Net asset value, end of period	$246.13	$226.70	$205.82	$207.49	$185.77	$144.53
Total ReturnD,E,F	9.23%	11.75%	1.24%	13.46%	32.12%	15.80%
Ratios to Average Net AssetsG,H
Expenses before reductions	.20%I	.20%	.20%	.20%	.20%	.20%
Expenses net of fee waivers, if any	.20%I	.20%	.20%	.20%	.20%	.20%
Expenses net of all reductions	.20%I	.20%	.20%	.20%	.20%	.20%
Net investment income (loss)	1.79%I	1.97%	1.88%	1.81%	1.88%	2.10%
Supplemental Data
Net assets, end of period (000 omitted)	$80,834	$77,697	$64,618	$64,442	$55,066	$41,443
Portfolio turnover rateJ	3%I	6%	9%	3%	5%	5%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $3.28 per share is comprised of distributions from net investment income of $3.068 and distributions from net realized gain of $.216 per share.

 C Total distributions of $4.17 per share is comprised of distributions from net investment income of $4.033 and distributions from net realized gain of $.133 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — VIP Index 500 Portfolio Service Class 2

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$224.72	$204.25	$206.02	$184.56	$143.64	$128.24
Income from Investment Operations
Net investment income (loss)A	1.94	3.88	3.59	3.23	2.86	2.74
Net realized and unrealized gain (loss)	18.55	19.76	(1.42)	21.34	42.56	17.14
Total from investment operations	20.49	23.64	2.17	24.57	45.42	19.88
Distributions from net investment income	(.68)	(2.95)	(3.80)	(2.92)	(2.86)	(2.71)
Distributions from net realized gain	(.69)	(.22)	(.13)	(.18)	(1.64)	(1.77)
Total distributions	(1.37)	(3.17)	(3.94)B	(3.11)C	(4.50)	(4.48)
Net asset value, end of period	$243.84	$224.72	$204.25	$206.02	$184.56	$143.64
Total ReturnD,E,F	9.15%	11.58%	1.08%	13.29%	31.92%	15.62%
Ratios to Average Net AssetsG,H
Expenses before reductions	.35%I	.35%	.35%	.35%	.35%	.35%
Expenses net of fee waivers, if any	.35%I	.35%	.35%	.35%	.35%	.35%
Expenses net of all reductions	.35%I	.35%	.35%	.35%	.35%	.35%
Net investment income (loss)	1.64%I	1.82%	1.73%	1.66%	1.73%	1.95%
Supplemental Data
Net assets, end of period (000 omitted)	$1,351,042	$1,215,228	$575,158	$466,026	$367,122	$274,104
Portfolio turnover rateJ	3%I	6%	9%	3%	5%	5%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $3.94 per share is comprised of distributions from net investment income of $3.804 and distributions from net realized gain of $.133 per share.

 C Total distributions of $3.11 per share is comprised of distributions from net investment income of $2.923 and distributions from net realized gain of $.184 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2017

1. Organization.

VIP Index 500 Portfolio (the Fund) is a fund of Variable Insurance Products Fund II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares and Service Class 2 shares. All classes have equal rights and voting privileges, except for matters affecting a single class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2017 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, market discount, deferred trustees compensation and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$3,329,602,389
Gross unrealized depreciation	(130,354,087)
Net unrealized appreciation (depreciation) on securities	$3,199,248,302
Tax cost	$4,021,897,097

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized net realized gain (loss) of $3,888,024 and a change in net unrealized appreciation (depreciation) of $27,360 related to its investments in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $346,400,138 and $103,431,836, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is based on an annual rate of .045% of the Fund's average net assets. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees. In addition, under an expense contract, the investment adviser pays class-level expenses as necessary so that total expenses do not exceed an annual rate of .10% of each class' average net assets, excluding the distribution and service fee for each applicable class, with certain exceptions.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services, were as follows:

Service Class	$40,499
Service Class 2	1,624,999
$1,665,498

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing, and shareholder servicing agent for each class. FIIOC receives asset-based fees of .07% of each class's average net assets for transfer agent services, typesetting, and printing and mailing of shareholder reports, excluding mailing of proxy statements. Under the expense contract, each class pays a portion of the transfer agent fees equal to an annual rate of .055% of class-level average net assets. For the period, transfer agent fees for each class were as follows:

Initial Class	$1,481,309
Service Class	22,274
Service Class 2	357,500
$1,861,083

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $10,745 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $86,635.

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $684.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2017	Year ended December 31, 2016
From net investment income
Initial Class	$16,909,441	$70,054,010
Service Class	247,793	1,039,558
Service Class 2	3,670,239	15,726,469
Total	$20,827,473	$86,820,037
From net realized gain
Initial Class	$15,374,242	$4,273,944
Service Class	235,847	67,680
Service Class 2	3,757,237	450,437
Total	$19,367,326	$4,792,061

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2017	Year ended December 31, 2016	Six months ended June 30, 2017	Year ended December 31, 2016
Initial Class
Shares sold	1,326,650	3,632,858	$315,950,762	$784,242,215
Reinvestment of distributions	137,782	327,219	32,283,683	74,327,954
Shares redeemed	(830,626)	(1,851,642)	(199,177,541)	(392,431,867)
Net increase (decrease)	633,806	2,108,435	$149,056,904	$466,138,302
Service Class
Shares sold	25,827	52,986	$6,175,910	$11,566,212
Reinvestment of distributions	2,071	4,894	483,640	1,107,238
Shares redeemed	(42,213)	(29,110)	(10,129,709)	(6,156,452)
Net increase (decrease)	(14,315)	28,770	$(3,470,159)	$6,516,998
Service Class 2
Shares sold	284,485	3,813,500	$67,333,647	$812,723,011
Reinvestment of distributions	32,086	71,615	7,427,476	16,176,906
Shares redeemed	(183,623)	(1,293,305)	(43,527,071)	(258,813,574)
Net increase (decrease)	132,948	2,591,810	$31,234,052	$570,086,343

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 38% of the total outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2017 to June 30, 2017).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2017	Ending Account Value June 30, 2017	Expenses Paid During Period-B January 1, 2017 to June 30, 2017
Initial Class	.10%
Actual		$1,000.00	$1,092.90	$.52
Hypothetical-C		$1,000.00	$1,024.30	$.50
Service Class	.20%
Actual		$1,000.00	$1,092.30	$1.04
Hypothetical-C		$1,000.00	$1,023.80	$1.00
Service Class 2.35%
Actual		$1,000.00	$1,091.50	$1.82
Hypothetical-C		$1,000.00	$1,023.06	$1.76

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

VIPIDX-SANN-0817
1.705630.119

Fidelity® Variable Insurance Products: International Capital Appreciation Portfolio Semi-Annual Report June 30, 2017

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of June 30, 2017
United States of America*	13.5%
United Kingdom	12.6%
France	10.0%
Japan	7.1%
Germany	7.0%
India	4.8%
Switzerland	4.6%
Canada	4.1%
Sweden	3.5%
Other	32.8%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

As of December 31, 2016
United States of America*	21.4%
United Kingdom	13.3%
Japan	6.9%
Germany	5.9%
France	5.4%
India	5.3%
Switzerland	4.3%
Canada	3.7%
Ireland	3.5%
Other	30.3%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of June 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	97.5	98.7
Short-Term Investments and Net Other Assets (Liabilities)	2.5	1.3

Top Ten Stocks as of June 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Nestle SA (Reg. S) (Switzerland, Food Products)	1.9	1.9
Tencent Holdings Ltd. (Cayman Islands, Internet Software & Services)	1.5	1.3
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR (Taiwan, Semiconductors & Semiconductor Equipment)	1.3	1.3
Alibaba Group Holding Ltd. sponsored ADR (Cayman Islands, Internet Software & Services)	1.3	1.1
Unilever PLC (United Kingdom, Personal Products)	1.3	0.0
British American Tobacco PLC (United Kingdom) (United Kingdom, Tobacco)	1.1	1.2
SAP AG (Germany, Software)	1.0	1.0
Naspers Ltd. Class N (South Africa, Media)	0.9	1.0
AIA Group Ltd. (Hong Kong, Insurance)	0.9	0.9
Anheuser-Busch InBev SA NV (Belgium, Beverages)	0.9	1.0
	12.1

Market Sectors as of June 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Industrials	24.3	20.1
Information Technology	18.8	18.2
Consumer Staples	13.9	14.2
Financials	12.1	11.8
Consumer Discretionary	10.4	15.2
Materials	7.8	7.6
Health Care	6.7	7.1
Real Estate	2.0	3.4
Utilities	0.9	0.0
Telecommunication Services	0.6	0.5

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Investments June 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.8%
	Shares	Value
Australia - 2.4%
Amcor Ltd.	118,569	$1,477,252
CSL Ltd.	16,454	1,745,603
realestate.com.au Ltd.	26,314	1,342,936
Sydney Airport unit	234,018	1,275,252

TOTAL AUSTRALIA		5,841,043

Belgium - 0.9%
Anheuser-Busch InBev SA NV	19,700	2,175,836
Bermuda - 1.1%
Credicorp Ltd. (United States)	7,700	1,381,303
Hiscox Ltd.	78,900	1,302,011

TOTAL BERMUDA		2,683,314

Canada - 4.1%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	30,700	1,471,555
Canadian National Railway Co.	25,500	2,069,024
CCL Industries, Inc. Class B	27,700	1,401,447
Constellation Software, Inc.	2,550	1,334,011
Descartes Systems Group, Inc. (a)	49,400	1,201,858
Open Text Corp.	41,900	1,322,461
Waste Connection, Inc. (Canada)	20,550	1,323,675

TOTAL CANADA		10,124,031

Cayman Islands - 3.4%
Alibaba Group Holding Ltd. sponsored ADR (a)	22,330	3,146,297
NetEase, Inc. ADR	5,100	1,533,213
Tencent Holdings Ltd.	103,950	3,729,202

TOTAL CAYMAN ISLANDS		8,408,712

Denmark - 1.1%
Coloplast A/S Series B	15,700	1,312,290
DSV de Sammensluttede Vognmaend A/S	22,700	1,394,702

TOTAL DENMARK		2,706,992

Finland - 0.6%
Kone Oyj (B Shares)	28,000	1,424,398
France - 10.0%
ALTEN	14,700	1,213,721
Altran Technologies SA	64,900	1,057,771
Dassault Systemes SA (b)	15,200	1,362,640
Eiffage SA	14,700	1,335,781
Essilor International SA	11,971	1,523,136
Hermes International SCA	2,650	1,309,501
Kering SA	4,500	1,532,651
L'Oreal SA	8,740	1,820,788
Legrand SA	21,500	1,504,069
LVMH Moet Hennessy - Louis Vuitton SA	8,430	2,107,967
Orpea	11,800	1,315,122
Rubis (b)	11,200	1,269,486
Sartorius Stedim Biotech	17,700	1,372,670
Sodexo SA	10,260	1,326,530
SR Teleperformance SA	10,500	1,344,967
Thales SA	13,000	1,399,271
VINCI SA	21,560	1,839,100

TOTAL FRANCE		24,635,171

Germany - 6.9%
adidas AG	9,257	1,773,601
Fresenius SE & Co. KGaA	19,400	1,663,158
HeidelbergCement Finance AG	14,900	1,440,577
Henkel AG & Co. KGaA	13,448	1,626,585
Infineon Technologies AG	72,200	1,533,570
KION Group AG	17,300	1,322,285
MTU Aero Engines Holdings AG	9,000	1,269,500
Nemetschek Se	2,100	156,383
Rheinmetall AG	13,400	1,272,136
SAP AG	23,477	2,457,370
Symrise AG	19,200	1,360,054
Wirecard AG (b)	19,500	1,240,992

TOTAL GERMANY		17,116,211

Hong Kong - 1.4%
AIA Group Ltd.	304,000	2,221,365
Techtronic Industries Co. Ltd.	284,500	1,308,180

TOTAL HONG KONG		3,529,545

India - 4.8%
Adani Ports & Special Economic Zone Ltd. (a)	235,137	1,321,054
Asian Paints Ltd.	73,171	1,248,901
HDFC Bank Ltd.	52,794	1,360,026
Housing Development Finance Corp. Ltd.	64,635	1,615,325
IndusInd Bank Ltd.	54,971	1,258,115
ITC Ltd.	302,492	1,515,035
LIC Housing Finance Ltd.	115,755	1,329,517
Maruti Suzuki India Ltd.	12,491	1,395,157
Power Grid Corp. of India Ltd.	269,415	877,829

TOTAL INDIA		11,920,959

Indonesia - 1.1%
PT Bank Central Asia Tbk	1,045,300	1,423,537
PT Bank Rakyat Indonesia Tbk	1,248,000	1,428,025

TOTAL INDONESIA		2,851,562

Ireland - 1.8%
CRH PLC	46,700	1,662,450
Kerry Group PLC Class A	15,530	1,336,173
Kingspan Group PLC (Ireland)	39,300	1,349,064

TOTAL IRELAND		4,347,687

Israel - 1.6%
Check Point Software Technologies Ltd. (a)	12,700	1,385,316
Elbit Systems Ltd.	9,500	1,175,625
Frutarom Industries Ltd.	19,100	1,336,537

TOTAL ISRAEL		3,897,478

Italy - 2.5%
Amplifon SpA	90,500	1,194,894
Buzzi Unicem SpA	49,600	1,234,417
Davide Campari-Milano SpA	190,200	1,340,352
Industria Macchine Automatiche SpA (IMA)	13,100	1,203,706
Interpump Group SpA	45,100	1,233,173

TOTAL ITALY		6,206,542

Japan - 7.1%
Benefit One, Inc.	27,900	1,113,768
Daikin Industries Ltd.	15,100	1,549,140
Hoya Corp.	26,800	1,389,859
Kansai Paint Co. Ltd.	58,600	1,346,797
Kao Corp.	25,900	1,539,971
Keyence Corp.	3,848	1,688,022
Misumi Group, Inc.	60,500	1,380,245
Nippon Paint Holdings Co. Ltd. (b)	34,900	1,318,738
Nitori Holdings Co. Ltd.	9,300	1,243,583
Recruit Holdings Co. Ltd.	72,500	1,244,699
Relo Holdings Corp.	61,900	1,203,603
Sundrug Co. Ltd.	34,400	1,281,494
Tsuruha Holdings, Inc.	12,300	1,304,637

TOTAL JAPAN		17,604,556

Kenya - 0.6%
Safaricom Ltd.	6,305,800	1,383,384
Luxembourg - 0.5%
Eurofins Scientific SA	2,340	1,318,008
Mexico - 1.8%
CEMEX S.A.B. de CV sponsored ADR	153,332	1,444,387
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B	125,400	1,412,246
Grupo Aeroportuario del Sureste S.A.B. de CV Series B	70,160	1,480,304

TOTAL MEXICO		4,336,937

Netherlands - 3.1%
ASML Holding NV (Netherlands)	13,900	1,811,904
Ferrari NV	15,600	1,341,912
Heineken NV (Bearer)	15,300	1,487,638
RELX NV	83,761	1,726,885
Wolters Kluwer NV	30,400	1,286,947

TOTAL NETHERLANDS		7,655,286

New Zealand - 0.6%
Auckland International Airport Ltd.	264,523	1,382,097
Philippines - 1.5%
Ayala Land, Inc.	1,716,900	1,353,552
SM Investments Corp.	80,683	1,284,962
SM Prime Holdings, Inc.	1,831,500	1,198,709

TOTAL PHILIPPINES		3,837,223

Russia - 0.6%
Sberbank of Russia	628,650	1,553,396
South Africa - 2.0%
Capitec Bank Holdings Ltd.	21,809	1,383,640
FirstRand Ltd.	372,500	1,342,509
Naspers Ltd. Class N	11,560	2,276,544

TOTAL SOUTH AFRICA		5,002,693

Spain - 1.7%
Aena SA	6,870	1,340,587
Amadeus IT Holding SA Class A	28,230	1,687,916
Grifols SA	46,800	1,303,442

TOTAL SPAIN		4,331,945

Sweden - 3.5%
ASSA ABLOY AB (B Shares)	66,780	1,471,930
Atlas Copco AB (A Shares)	44,600	1,709,948
Essity AB Class B (a)	51,000	1,395,361
Hexagon AB (B Shares)	30,700	1,459,441
Indutrade AB	55,200	1,264,567
Saab AB (B Shares)	25,600	1,264,092

TOTAL SWEDEN		8,565,339

Switzerland - 4.6%
Geberit AG (Reg.)	3,050	1,422,422
Kaba Holding AG (B Shares) (Reg.)	1,450	1,259,620
Nestle SA (Reg. S)	52,860	4,610,322
Partners Group Holding AG	2,120	1,314,360
Schindler Holding AG (participation certificate)	6,295	1,332,001
Sika AG	224	1,438,982

TOTAL SWITZERLAND		11,377,707

Taiwan - 1.3%
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	92,800	3,244,288
Thailand - 0.6%
Airports of Thailand PCL (For. Reg.)	1,057,000	1,470,216
United Kingdom - 12.6%
BAE Systems PLC	190,100	1,569,329
Beazley PLC	207,700	1,320,403
British American Tobacco PLC (United Kingdom)	41,700	2,841,560
Bunzl PLC	47,158	1,405,311
Cineworld Group PLC	139,300	1,273,648
Compass Group PLC	77,001	1,625,303
Cranswick PLC	32,510	1,187,288
Halma PLC	90,900	1,302,320
Inchcape PLC	70,047	688,351
InterContinental Hotel Group PLC	22,559	1,253,729
Intertek Group PLC	24,800	1,362,123
London Stock Exchange Group PLC	30,600	1,453,112
Mondi PLC	53,400	1,400,754
Prudential PLC	85,154	1,954,606
Reckitt Benckiser Group PLC	20,030	2,030,504
Rentokil Initial PLC	381,200	1,356,918
Rightmove PLC	22,936	1,269,602
Sage Group PLC	150,800	1,351,297
St. James's Place Capital PLC	89,600	1,379,388
Unilever PLC	57,800	3,128,013

TOTAL UNITED KINGDOM		31,153,559

United States of America - 11.0%
A.O. Smith Corp.	21,926	1,235,092
Adobe Systems, Inc. (a)	9,000	1,272,960
Alphabet, Inc. Class C (a)	1,374	1,248,595
Altria Group, Inc.	16,800	1,251,096
Amazon.com, Inc. (a)	1,212	1,173,216
American Tower Corp.	9,100	1,204,112
Amphenol Corp. Class A	15,888	1,172,852
Apple, Inc.	8,500	1,224,170
Equifax, Inc.	8,530	1,172,193
Facebook, Inc. Class A (a)	8,500	1,283,330
Fiserv, Inc. (a)	9,816	1,200,889
Henry Schein, Inc. (a)	6,740	1,233,555
Home Depot, Inc.	8,100	1,242,540
MasterCard, Inc. Class A	10,150	1,232,718
Mettler-Toledo International, Inc. (a)	2,217	1,304,793
Moody's Corp.	10,600	1,289,808
MSCI, Inc.	12,000	1,235,880
Philip Morris International, Inc.	10,400	1,221,480
Priceline Group, Inc. (a)	600	1,122,312
S&P Global, Inc.	9,111	1,330,115
Sherwin-Williams Co.	3,470	1,217,831
Visa, Inc. Class A	13,080	1,226,642

TOTAL UNITED STATES OF AMERICA		27,096,179

TOTAL COMMON STOCKS
(Cost $192,884,508)		239,182,294

Nonconvertible Preferred Stocks - 0.7%
Brazil - 0.6%
Itau Unibanco Holding SA sponsored ADR	150,500	1,663,025
Germany - 0.1%
Jungheinrich AG	6,028	220,351
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $1,816,864)		1,883,376

Money Market Funds - 2.4%
Fidelity Cash Central Fund, 1.10% (c)	4,145,979	4,146,808
Fidelity Securities Lending Cash Central Fund 1.09% (c)(d)	1,754,720	1,754,895
TOTAL MONEY MARKET FUNDS
(Cost $5,901,703)		5,901,703
TOTAL INVESTMENT PORTFOLIO - 99.9%
(Cost $200,603,075)		246,967,373
NET OTHER ASSETS (LIABILITIES) - 0.1%		158,587
NET ASSETS - 100%		$247,125,960

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$12,386
Fidelity Securities Lending Cash Central Fund	24,524
Total	$36,910

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$25,337,661	$19,327,847	$6,009,814	$--
Consumer Staples	34,565,688	18,239,482	16,326,206	--
Financials	30,539,466	25,671,438	4,868,028	--
Health Care	16,676,530	15,364,240	1,312,290	--
Industrials	59,774,775	51,618,391	8,156,384	--
Information Technology	46,351,751	36,819,705	9,532,046	--
Materials	19,329,124	17,666,674	1,662,450	--
Real Estate	4,959,976	4,959,976	--	--
Telecommunication Services	1,383,384	1,383,384	--	--
Utilities	2,147,315	2,147,315	--	--
Money Market Funds	5,901,703	5,901,703	--	--
Total Investments in Securities:	$246,967,373	$199,100,155	$47,867,218	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended June 30, 2017. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$4,317,026
Level 2 to Level 1	$2,961,951

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		June 30, 2017 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $1,671,619) — See accompanying schedule: Unaffiliated issuers (cost $194,701,372)	$241,065,670
Fidelity Central Funds (cost $5,901,703)	5,901,703
Total Investments (cost $200,603,075)		$246,967,373
Cash		14,270
Foreign currency held at value (cost $272,913)		272,913
Receivable for investments sold		4,278,653
Receivable for fund shares sold		316,560
Dividends receivable		581,312
Distributions receivable from Fidelity Central Funds		8,778
Other receivables		88,841
Total assets		252,528,700
Liabilities
Payable for investments purchased	$3,134,029
Accrued management fee	142,083
Distribution and service plan fees payable	1,813
Other affiliated payables	38,645
Other payables and accrued expenses	330,970
Collateral on securities loaned	1,755,200
Total liabilities		5,402,740
Net Assets		$247,125,960
Net Assets consist of:
Paid in capital		$204,183,028
Undistributed net investment income		1,206,447
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(4,360,539)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		46,097,024
Net Assets		$247,125,960
Initial Class:
Net Asset Value, offering price and redemption price per share ($23,592,051 ÷ 1,523,697 shares)		$15.48
Service Class:
Net Asset Value, offering price and redemption price per share ($163,386 ÷ 10,577 shares)		$15.45
Service Class 2:
Net Asset Value, offering price and redemption price per share ($8,950,394 ÷ 582,797 shares)		$15.36
Investor Class:
Net Asset Value, offering price and redemption price per share ($214,420,129 ÷ 13,958,670 shares)		$15.36

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2017 (Unaudited)
Investment Income
Dividends		$2,432,604
Income from Fidelity Central Funds		36,910
Income before foreign taxes withheld		2,469,514
Less foreign taxes withheld		(221,267)
Total income		2,248,247
Expenses
Management fee	$722,356
Transfer agent fees	141,839
Distribution and service plan fees	9,228
Accounting and security lending fees	54,017
Custodian fees and expenses	79,689
Independent trustees' fees and expenses	390
Audit	56,040
Legal	1,748
Miscellaneous	754
Total expenses before reductions	1,066,061
Expense reductions	(29,773)	1,036,288
Net investment income (loss)		1,211,959
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	6,968,421
Fidelity Central Funds	(307)
Foreign currency transactions	44,918
Total net realized gain (loss)		7,013,032
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $251,549)	29,877,287
Assets and liabilities in foreign currencies	17,510
Total change in net unrealized appreciation (depreciation)		29,894,797
Net gain (loss)		36,907,829
Net increase (decrease) in net assets resulting from operations		$38,119,788

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2017 (Unaudited)	Year ended December 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,211,959	$1,518,230
Net realized gain (loss)	7,013,032	(4,443,690)
Change in net unrealized appreciation (depreciation)	29,894,797	(3,117,089)
Net increase (decrease) in net assets resulting from operations	38,119,788	(6,042,549)
Distributions to shareholders from net investment income	–	(1,446,618)
Distributions to shareholders from tax return of capital	–	(106,313)
Total distributions	–	(1,552,931)
Share transactions - net increase (decrease)	30,557,859	(3,219,510)
Total increase (decrease) in net assets	68,677,647	(10,814,990)
Net Assets
Beginning of period	178,448,313	189,263,303
End of period	$247,125,960	$178,448,313
Other Information
Undistributed net investment income end of period	$1,206,447	$–
Distributions in excess of net investment income end of period	$–	$(5,512)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — VIP International Capital Appreciation Portfolio Initial Class

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$12.80	$13.32	$13.01	$12.68	$10.50	$8.42
Income from Investment Operations
Net investment income (loss)A	.09	.12	.09	.10	.10	.10
Net realized and unrealized gain (loss)	2.59	(.52)	.33	.28	2.17	2.08
Total from investment operations	2.68	(.40)	.42	.38	2.27	2.18
Distributions from net investment income	–	(.11)B	(.10)	(.05)	(.08)	(.10)
Distributions from net realized gain	–	–	–	–	(.01)	–
Tax return of capital	–	(.01)B	(.01)	–	–	–
Total distributions	–	(.12)	(.11)	(.05)	(.09)	(.10)
Redemption fees added to paid in capitalA	–	–	–C	–C	–C	–C
Net asset value, end of period	$15.48	$12.80	$13.32	$13.01	$12.68	$10.50
Total ReturnD,E,F	20.94%	(2.98)%	3.22%	3.01%	21.62%	25.91%
Ratios to Average Net AssetsG,H
Expenses before reductions	.94%I	.99%	.98%	1.10%	1.17%	1.25%
Expenses net of fee waivers, if any	.94%I	.99%	.98%	1.10%	1.10%	1.10%
Expenses net of all reductions	.91%I	.97%	.96%	1.09%	1.07%	1.05%
Net investment income (loss)	1.24%I	.89%	.68%	.78%	.84%	1.07%
Supplemental Data
Net assets, end of period (000 omitted)	$23,592	$16,644	$20,154	$1,464	$2,404	$573
Portfolio turnover rateJ	158%I	188%	189%	183%	153%	137%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — VIP International Capital Appreciation Portfolio Service Class

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$12.78	$13.30	$12.99	$12.66	$10.49	$8.41
Income from Investment Operations
Net investment income (loss)A	.08	.10	.08	.09	.08	.09
Net realized and unrealized gain (loss)	2.59	(.51)	.32	.28	2.17	2.08
Total from investment operations	2.67	(.41)	.40	.37	2.25	2.17
Distributions from net investment income	–	(.10)B	(.09)	(.04)	(.07)	(.09)
Distributions from net realized gain	–	–	–	–	(.01)	–
Tax return of capital	–	(.01)B	(.01)	–	–	–
Total distributions	–	(.11)	(.09)C	(.04)	(.08)	(.09)
Redemption fees added to paid in capitalA	–	–	–D	–D	–D	–D
Net asset value, end of period	$15.45	$12.78	$13.30	$12.99	$12.66	$10.49
Total ReturnE,F,G	20.89%	(3.11)%	3.12%	2.93%	21.44%	25.83%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.04%J	1.09%	1.09%	1.21%	1.28%	1.35%
Expenses net of fee waivers, if any	1.04%J	1.09%	1.09%	1.20%	1.20%	1.20%
Expenses net of all reductions	1.02%J	1.07%	1.07%	1.19%	1.17%	1.15%
Net investment income (loss)	1.14%J	.79%	.58%	.68%	.73%	.96%
Supplemental Data
Net assets, end of period (000 omitted)	$163	$142	$222	$114	$111	$94
Portfolio turnover rateK	158%J	188%	189%	183%	153%	137%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Total distributions of $.09 per share is comprised of distributions from net investment income of $.088 and distributions from net realized gain of $.006 per share.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — VIP International Capital Appreciation Portfolio Service Class 2

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$12.72	$13.24	$12.92	$12.61	$10.46	$8.40
Income from Investment Operations
Net investment income (loss)A	.07	.08	.06	.07	.07	.08
Net realized and unrealized gain (loss)	2.57	(.50)	.32	.27	2.16	2.07
Total from investment operations	2.64	(.42)	.38	.34	2.23	2.15
Distributions from net investment income	–	(.09)B	(.06)	(.03)	(.07)	(.09)
Distributions from net realized gain	–	–	–	–	(.01)	–
Tax return of capital	–	(.01)B	.00	–	–	–
Total distributions	–	(.10)	(.06)	(.03)	(.08)	(.09)
Redemption fees added to paid in capitalA	–	–	–C	–C	–C	–C
Net asset value, end of period	$15.36	$12.72	$13.24	$12.92	$12.61	$10.46
Total ReturnD,E,F	20.75%	(3.18)%	2.96%	2.71%	21.33%	25.61%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.19%I	1.24%	1.23%	1.35%	1.46%	1.49%
Expenses net of fee waivers, if any	1.19%I	1.24%	1.23%	1.35%	1.35%	1.35%
Expenses net of all reductions	1.16%I	1.22%	1.21%	1.34%	1.32%	1.29%
Net investment income (loss)	.99%I	.64%	.43%	.54%	.59%	.82%
Supplemental Data
Net assets, end of period (000 omitted)	$8,950	$6,144	$3,629	$2,360	$2,374	$1,476
Portfolio turnover rateJ	158%I	188%	189%	183%	153%	137%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — VIP International Capital Appreciation Portfolio Investor Class

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$12.71	$13.22	$12.92	$12.59	$10.43	$8.37
Income from Investment Operations
Net investment income (loss)A	.08	.11	.08	.09	.09	.09
Net realized and unrealized gain (loss)	2.57	(.51)	.32	.29	2.15	2.07
Total from investment operations	2.65	(.40)	.40	.38	2.24	2.16
Distributions from net investment income	–	(.10)B	(.09)	(.05)	(.07)	(.10)
Distributions from net realized gain	–	–	–	–	(.01)	–
Tax return of capital	–	(.01)B	(.01)	–	–	–
Total distributions	–	(.11)	(.10)	(.05)	(.08)	(.10)
Redemption fees added to paid in capitalA	–	–	–C	–C	–C	–C
Net asset value, end of period	$15.36	$12.71	$13.22	$12.92	$12.59	$10.43
Total ReturnD,E,F	20.85%	(3.01)%	3.08%	2.99%	21.50%	25.81%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.02%I	1.07%	1.07%	1.19%	1.26%	1.34%
Expenses net of fee waivers, if any	1.02%I	1.07%	1.06%	1.18%	1.18%	1.18%
Expenses net of all reductions	1.00%I	1.05%	1.04%	1.17%	1.15%	1.13%
Net investment income (loss)	1.16%I	.80%	.60%	.71%	.75%	.99%
Supplemental Data
Net assets, end of period (000 omitted)	$214,420	$155,518	$165,258	$112,479	$87,029	$40,107
Portfolio turnover rateJ	158%I	188%	189%	183%	153%	137%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2017

1. Organization.

VIP International Capital Appreciation Portfolio (the Fund) is a fund of Variable Insurance Products Fund II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2017, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investments companies (PFIC), capital loss carryforwards, expiring capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$47,403,412
Gross unrealized depreciation	(1,731,722)
Net unrealized appreciation (depreciation) on securities	$45,671,690
Tax cost	$201,295,683

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$(4,429,182)
No expiration
Short-term	(5,222,567)
Total capital loss carryforward	$(9,651,749)

The Fund elected to defer to its next fiscal year $2,739 of ordinary losses recognized during the period November 1, 2016 to December 31, 2016.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $189,507,937 and $161,577,990, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .69% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services, were as follows:

Service Class	$77
Service Class 2	9,151
$9,228

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class pays a fee for transfer agent services, typesetting and printing and mailing of shareholder reports, excluding mailing of proxy statements, equal to an annual rate of class-level average net assets. The annual rate for Investor Class is .15% and the annual rate for all other classes is .07%. For the period, transfer agent fees for each class were as follows:

Initial Class	$6,391
Service Class	51
Service Class 2	2,416
Investor Class	132,981
$141,839

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $1,237 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $318 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $24,524. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $28,971 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $802.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2017	Year ended December 31, 2016
From net investment income
Initial Class	$–	$146,515
Service Class	–	1,097
Service Class 2	–	43,797
Investor Class	–	1,255,209
Total	$–	$1,446,618
Tax Return of Capital
Initial Class	$–	$10,767
Service Class	–	80
Service Class 2	–	3,219
Investor Class	–	92,247
Total	$–	$106,313

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2017	Year ended December 31, 2016	Year ended June 30, 2017	Year ended December 31, 2016
Initial Class
Shares sold	339,669	140,726	$5,051,610	$1,871,117
Reinvestment of distributions	–	12,404	–	157,282
Shares redeemed	(115,830)	(366,088)	(1,630,927)	(4,866,479)
Net increase (decrease)	223,839	(212,958)	$3,420,683	$(2,838,080)
Service Class
Reinvestment of distributions	–	93	–	1,177
Shares redeemed	(529)	(5,693)	(7,229)	(75,207)
Net increase (decrease)	(529)	(5,600)	$(7,229)	$(74,030)
Service Class 2
Shares sold	188,161	357,681	$2,718,544	$4,764,967
Reinvestment of distributions	–	3,734	–	47,016
Shares redeemed	(88,431)	(152,446)	(1,255,526)	(2,017,714)
Net increase (decrease)	99,730	208,969	$1,463,018	$2,794,269
Investor Class
Shares sold	2,079,116	1,417,731	$30,553,005	$18,814,334
Reinvestment of distributions	–	107,111	–	1,347,456
Shares redeemed	(356,003)	(1,785,856)	(4,871,618)	(23,263,459)
Net increase (decrease)	1,723,113	(261,014)	$25,681,387	$(3,101,669)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 96% of the total outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2017 to June 30, 2017).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2017	Ending Account Value June 30, 2017	Expenses Paid During Period-B January 1, 2017 to June 30, 2017
Initial Class	.94%
Actual		$1,000.00	$1,209.40	$5.15
Hypothetical-C		$1,000.00	$1,020.13	$4.71
Service Class	1.04%
Actual		$1,000.00	$1,208.90	$5.70
Hypothetical-C		$1,000.00	$1,019.64	$5.21
Service Class 2	1.19%
Actual		$1,000.00	$1,207.50	$6.51
Hypothetical-C		$1,000.00	$1,018.89	$5.96
Investor Class	1.02%
Actual		$1,000.00	$1,208.50	$5.59
Hypothetical-C		$1,000.00	$1,019.74	$5.11

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

VIPCAP-SANN-0817
1.818378.112

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Variable Insurance Products Fund II’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Variable Insurance Products Fund II’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Variable Insurance Products Fund II

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	August 23, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	August 23, 2017

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	August 23, 2017